American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2021

Avantis U.S. Equity Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.8%
AAR Corp.(1)	296	9,667
Aerojet Rocketdyne Holdings, Inc.	361	15,177
AeroVironment, Inc.(1)	151	12,195
Astronics Corp.(1)	327	3,420
Axon Enterprise, Inc.(1)	257	43,379
Boeing Co. (The)(1)	1,151	227,725
BWX Technologies, Inc.	1,944	92,729
Curtiss-Wright Corp.	281	35,355
Ducommun, Inc.(1)	89	3,783
General Dynamics Corp.	848	160,247
HEICO Corp.	159	22,025
HEICO Corp., Class A	385	47,817
Hexcel Corp.(1)	1,272	65,355
Howmet Aerospace, Inc.	1,262	35,500
Huntington Ingalls Industries, Inc.	493	87,512
Kaman Corp.	359	13,283
Kratos Defense & Security Solutions, Inc.(1)	917	18,074
L3Harris Technologies, Inc.	689	144,056
Lockheed Martin Corp.	1,283	427,650
Maxar Technologies, Inc.	218	6,002
Mercury Systems, Inc.(1)	261	12,776
Moog, Inc., Class A	350	24,210
National Presto Industries, Inc.	103	8,423
Northrop Grumman Corp.	472	164,634
Parsons Corp.(1)	30	996
Raytheon Technologies Corp.	7,834	633,927
Spirit AeroSystems Holdings, Inc., Class A	1,194	45,205
Textron, Inc.	3,452	244,402
TransDigm Group, Inc.(1)	207	119,656
Triumph Group, Inc.(1)	528	8,849
Virgin Galactic Holdings, Inc.(1)	601	9,616
		2,743,645
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	1,295	31,974
Atlas Air Worldwide Holdings, Inc.(1)	1,014	88,837
CH Robinson Worldwide, Inc.	502	47,735
Expeditors International of Washington, Inc.	2,803	340,901
FedEx Corp.	2,182	502,667
Forward Air Corp.	234	23,108
GXO Logistics, Inc.(1)	748	71,845
Hub Group, Inc., Class A(1)	672	52,194
United Parcel Service, Inc., Class B	5,500	1,091,035
		2,250,296
Airlines — 0.1%
Alaska Air Group, Inc.(1)	1,056	51,290
Allegiant Travel Co.(1)	240	41,573
American Airlines Group, Inc.(1)	2,286	40,439
Delta Air Lines, Inc.(1)	1,199	43,404

Hawaiian Holdings, Inc.(1)	262	4,790
JetBlue Airways Corp.(1)	2,703	36,274
Mesa Air Group, Inc.(1)	522	3,685
SkyWest, Inc.(1)	1,459	57,149
Southwest Airlines Co.(1)	2,520	111,888
Spirit Airlines, Inc.(1)	1,038	21,705
Sun Country Airlines Holdings, Inc.(1)	212	5,815
United Airlines Holdings, Inc.(1)	677	28,610
		446,622
Auto Components — 0.5%
Adient plc(1)	136	5,773
American Axle & Manufacturing Holdings, Inc.(1)	3,118	27,625
Aptiv plc(1)	2,035	326,312
Autoliv, Inc.	2,010	193,744
BorgWarner, Inc.	2,799	121,141
Cooper-Standard Holdings, Inc.(1)	132	3,048
Dana, Inc.	2,357	50,675
Dorman Products, Inc.(1)	555	61,594
Fox Factory Holding Corp.(1)	305	53,610
Gentex Corp.	4,070	140,130
Gentherm, Inc.(1)	585	49,403
Goodyear Tire & Rubber Co. (The)(1)	7,511	151,046
LCI Industries	203	30,911
Lear Corp.	745	125,004
Luminar Technologies, Inc.(1)	1,025	16,708
Modine Manufacturing Co.(1)	860	8,910
Motorcar Parts of America, Inc.(1)	233	3,737
Patrick Industries, Inc.	244	19,464
QuantumScape Corp.(1)	1,522	43,894
Standard Motor Products, Inc.	341	17,064
Stoneridge, Inc.(1)	176	3,842
Superior Industries International, Inc.(1)	846	3,748
Tenneco, Inc., Class A(1)	101	1,061
Veoneer, Inc.(1)	1,128	40,157
Visteon Corp.(1)	323	34,212
XPEL, Inc.(1)	189	13,587
		1,546,400
Automobiles — 1.7%
Canoo, Inc.(1)	2,240	26,813
Fisker, Inc.(1)	2,947	63,036
Ford Motor Co.	36,419	698,881
General Motors Co.(1)	11,463	663,364
Harley-Davidson, Inc.	2,895	106,044
Lordstown Motors Corp., Class A(1)	2,733	12,790
Tesla, Inc.(1)	3,463	3,964,304
Thor Industries, Inc.	555	58,669
Winnebago Industries, Inc.	487	35,171
Workhorse Group, Inc.(1)(2)	232	1,355
		5,630,427
Banks — 5.6%
1st Source Corp.	134	6,197
Allegiance Bancshares, Inc.	505	20,417
Amerant Bancorp, Inc.(1)	369	10,387
American National Bankshares, Inc.	144	5,268
Ameris Bancorp	1,087	52,904

Arrow Financial Corp.	175	6,037
Associated Banc-Corp.	2,379	52,100
Atlantic Capital Bancshares, Inc.(1)	708	19,782
Atlantic Union Bankshares Corp.	945	30,722
Banc of California, Inc.	1,504	29,463
BancFirst Corp.	224	14,253
Bancorp, Inc. (The)(1)	1,185	33,500
Bank First Corp.	58	4,073
Bank of America Corp.	39,414	1,752,741
Bank of Hawaii Corp.	498	39,730
Bank of Marin Bancorp	143	4,954
Bank OZK	2,362	105,605
BankUnited, Inc.	1,473	58,390
Banner Corp.	720	41,242
Bar Harbor Bankshares	129	3,686
Berkshire Hills Bancorp, Inc.	845	22,570
Blue Ridge Bankshares, Inc.	811	14,444
BOK Financial Corp.	625	64,506
Brookline Bancorp., Inc.	1,675	25,845
Bryn Mawr Bank Corp.	292	13,023
Business First Bancshares, Inc.	748	20,570
Byline Bancorp, Inc.	780	20,257
Cadence Bank	2,517	73,547
Cambridge Bancorp	192	17,046
Camden National Corp.	451	20,665
Capital City Bank Group, Inc.	175	4,639
Capstar Financial Holdings, Inc.	296	6,166
Carter Bankshares, Inc.(1)	362	5,253
Cathay General Bancorp	1,003	42,036
CBTX, Inc.	179	4,976
Central Pacific Financial Corp.	228	6,104
CIT Group, Inc.	2,706	132,756
Citigroup, Inc.	12,570	800,709
Citizens & Northern Corp.	211	5,220
Citizens Financial Group, Inc.	6,800	321,436
City Holding Co.	208	16,320
Civista Bancshares, Inc.	218	5,130
CNB Financial Corp.	770	20,289
Coastal Financial Corp.(1)	338	14,781
Columbia Banking System, Inc.	996	32,729
Comerica, Inc.	2,583	213,175
Commerce Bancshares, Inc.	1,107	77,269
Community Bank System, Inc.	480	33,917
Community Trust Bancorp, Inc.	482	20,244
ConnectOne Bancorp, Inc.	823	26,747
CrossFirst Bankshares, Inc.(1)	269	3,763
Cullen/Frost Bankers, Inc.	810	101,971
Customers Bancorp, Inc.(1)	1,174	67,669
CVB Financial Corp.	1,619	30,939
Dime Community Bancshares, Inc.	464	15,915
Eagle Bancorp, Inc.	613	34,543
East West Bancorp, Inc.	2,350	180,950
Eastern Bankshares, Inc.	2,790	56,163
Enterprise Bancorp, Inc.	150	5,913
Enterprise Financial Services Corp.	559	25,921

Equity Bancshares, Inc., Class A	592	19,252
F.N.B. Corp.	4,167	48,587
Farmers National Banc Corp.	1,110	19,525
FB Financial Corp.	620	26,598
Fifth Third Bancorp	9,924	418,297
Financial Institutions, Inc.	188	5,790
First BanCorp	3,833	50,941
First Bancorp, Inc. (The)	69	2,089
First Bancorp/Southern Pines NC	791	35,152
First Bancshares, Inc. (The)	537	20,868
First Busey Corp.	1,056	27,139
First Citizens BancShares, Inc., Class A	92	73,966
First Commonwealth Financial Corp.	1,729	25,987
First Community Bankshares, Inc.	170	5,559
First Financial Bancorp	1,572	36,156
First Financial Bankshares, Inc.	1,917	95,697
First Financial Corp.	130	5,650
First Foundation, Inc.	1,202	30,555
First Hawaiian, Inc.	2,303	60,454
First Horizon Corp.	5,721	92,280
First Internet Bancorp	133	5,760
First Interstate BancSystem, Inc., Class A	610	24,888
First Merchants Corp.	739	29,479
First Mid Bancshares, Inc.	445	18,703
First Midwest Bancorp., Inc.	2,008	39,618
First of Long Island Corp. (The)	279	5,845
First Republic Bank	1,703	357,051
Flushing Financial Corp.	915	21,612
Fulton Financial Corp.	2,879	45,459
German American Bancorp, Inc.	307	12,013
Glacier Bancorp, Inc.	1,211	65,757
Great Southern Bancorp, Inc.	358	19,916
Great Western Bancorp, Inc.	1,269	42,575
Hancock Whitney Corp.	1,343	64,169
Hanmi Financial Corp.	324	7,280
HarborOne Bancorp, Inc.	694	9,640
Heartland Financial USA, Inc.	932	44,270
Heritage Commerce Corp.	563	6,170
Heritage Financial Corp.	241	5,647
Hilltop Holdings, Inc.	1,443	49,105
Home BancShares, Inc.	1,659	39,700
HomeStreet, Inc.	464	22,908
HomeTrust Bancshares, Inc.	196	5,886
Hope Bancorp, Inc.	1,952	28,011
Horizon Bancorp, Inc.	1,083	21,010
Huntington Bancshares, Inc.	17,307	256,836
Independent Bank Corp. (Massachusetts)	694	54,868
Independent Bank Corp. (Michigan)	245	5,525
Independent Bank Group, Inc.	478	33,188
International Bancshares Corp.	838	35,204
Investors Bancorp, Inc.	5,138	76,505
JPMorgan Chase & Co.	18,992	3,016,499
KeyCorp	15,168	340,370
Lakeland Bancorp, Inc.	1,178	21,074
Lakeland Financial Corp.	564	39,830

Live Oak Bancshares, Inc.	719	64,063
M&T Bank Corp.	1,268	185,901
Macatawa Bank Corp.	489	4,117
Mercantile Bank Corp.	179	6,011
Meta Financial Group, Inc.	714	42,676
Metropolitan Bank Holding Corp.(1)	192	18,227
Midland States Bancorp, Inc.	233	5,545
MidWestOne Financial Group, Inc.	190	5,852
MVB Financial Corp.	145	5,955
National Bank Holdings Corp., Class A	482	20,543
NBT Bancorp, Inc.	697	25,169
Nicolet Bankshares, Inc.(1)	75	5,348
Northrim BanCorp, Inc.	88	3,568
OceanFirst Financial Corp.	1,395	28,751
OFG Bancorp	1,549	37,331
Old National Bancorp.	2,075	36,644
Old Second Bancorp, Inc.	455	5,619
Origin Bancorp, Inc.	543	22,909
Pacific Premier Bancorp, Inc.	1,346	52,157
PacWest Bancorp	2,612	116,861
Park National Corp.	338	43,970
Parke Bancorp, Inc.	239	4,900
Peapack-Gladstone Financial Corp.	200	6,616
People's United Financial, Inc.	6,211	105,835
Peoples Bancorp, Inc.	385	11,873
Pinnacle Financial Partners, Inc.	1,064	101,516
PNC Financial Services Group, Inc. (The)	3,524	694,228
Popular, Inc.	1,650	128,403
Preferred Bank	443	30,190
Primis Financial Corp.	314	4,798
Prosperity Bancshares, Inc.	1,141	81,330
QCR Holdings, Inc.	506	27,294
RBB Bancorp	230	5,626
Regions Financial Corp.	15,358	349,394
Reliant Bancorp, Inc.	200	6,654
Renasant Corp.	783	28,525
Republic Bancorp, Inc., Class A	412	21,107
S&T Bancorp, Inc.	647	19,352
Sandy Spring Bancorp, Inc.	1,151	54,016
Seacoast Banking Corp. of Florida	1,088	36,742
ServisFirst Bancshares, Inc.	1,016	81,676
Sierra Bancorp	218	5,489
Signature Bank	915	276,604
Silvergate Capital Corp., Class A(1)	363	74,226
Simmons First National Corp., Class A	2,106	61,306
SmartFinancial, Inc.	229	5,878
Southern First Bancshares, Inc.(1)	100	5,853
Southside Bancshares, Inc.	640	26,080
SouthState Corp.	856	66,888
Spirit of Texas Bancshares, Inc.	210	5,838
Sterling Bancorp	3,043	75,497
Stock Yards Bancorp, Inc.	339	20,282
Summit Financial Group, Inc.	196	4,900
SVB Financial Group(1)	688	476,323
Synovus Financial Corp.	3,241	146,785

Texas Capital Bancshares, Inc.(1)	608	34,243
Tompkins Financial Corp.	301	23,526
Towne Bank	1,053	32,211
TriCo Bancshares	542	22,851
TriState Capital Holdings, Inc.(1)	721	21,565
Triumph Bancorp, Inc.(1)	559	71,189
Truist Financial Corp.	10,502	622,874
Trustmark Corp.	1,001	30,641
U.S. Bancorp	11,160	617,594
UMB Financial Corp.	902	90,723
Umpqua Holdings Corp.	5,048	96,215
United Bankshares, Inc.	1,184	42,304
United Community Banks, Inc.	1,667	57,128
Univest Financial Corp.	475	13,096
Valley National Bancorp	5,354	71,958
Veritex Holdings, Inc.	751	29,762
Washington Trust Bancorp, Inc.	493	26,523
Webster Financial Corp.	1,739	93,715
Wells Fargo & Co.	31,714	1,515,295
WesBanco, Inc.	798	25,975
West BanCorp, Inc.	181	5,616
Westamerica Bancorporation	420	22,588
Western Alliance Bancorp	1,879	206,277
Wintrust Financial Corp.	1,230	107,662
Zions Bancorp N.A.	3,156	199,080
		18,740,332
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	75	33,838
Brown-Forman Corp., Class A	198	13,003
Brown-Forman Corp., Class B	2,133	150,078
Coca-Cola Co. (The)	15,237	799,181
Coca-Cola Consolidated, Inc.	163	93,003
Constellation Brands, Inc., Class A	815	183,644
Keurig Dr Pepper, Inc.	3,480	118,285
MGP Ingredients, Inc.	401	31,270
Molson Coors Beverage Co., Class B	1,996	88,702
Monster Beverage Corp.(1)	1,766	147,955
National Beverage Corp.	860	44,668
PepsiCo, Inc.	7,668	1,225,193
		2,928,820
Biotechnology — 2.8%
2seventy bio, Inc.(1)	41	1,080
AbbVie, Inc.	8,052	928,235
ACADIA Pharmaceuticals, Inc.(1)	932	17,894
Adverum Biotechnologies, Inc.(1)	241	419
Affimed NV(1)	1,762	12,017
Agios Pharmaceuticals, Inc.(1)	619	22,049
Akebia Therapeutics, Inc.(1)	228	618
Albireo Pharma, Inc.(1)	120	2,879
Alector, Inc.(1)	2,399	49,539
Alkermes plc(1)	2,415	52,937
Allakos, Inc.(1)	54	4,231
Allogene Therapeutics, Inc.(1)	125	2,311
Alnylam Pharmaceuticals, Inc.(1)	419	77,012
Altimmune, Inc.(1)	125	1,311

ALX Oncology Holdings, Inc.(1)	72	2,316
Amgen, Inc.	2,133	424,211
Amicus Therapeutics, Inc.(1)	341	3,652
AnaptysBio, Inc.(1)	151	4,885
Anika Therapeutics, Inc.(1)	17	665
Apellis Pharmaceuticals, Inc.(1)	256	10,772
Arcturus Therapeutics Holdings, Inc.(1)	69	2,743
Arcus Biosciences, Inc.(1)	711	31,142
Arcutis Biotherapeutics, Inc.(1)	166	2,751
Ardelyx, Inc.(1)(2)	348	397
Arena Pharmaceuticals, Inc.(1)	726	39,560
Arrowhead Pharmaceuticals, Inc.(1)	684	47,914
Assembly Biosciences, Inc.(1)	133	306
Atara Biotherapeutics, Inc.(1)	834	14,920
Avid Bioservices, Inc.(1)	1,628	49,752
Beam Therapeutics, Inc.(1)	483	38,229
BioCryst Pharmaceuticals, Inc.(1)	946	11,409
Biogen, Inc.(1)	1,538	362,568
Biohaven Pharmaceutical Holding Co. Ltd.(1)	428	48,039
BioMarin Pharmaceutical, Inc.(1)	941	81,199
Bluebird Bio, Inc.(1)	123	1,244
Blueprint Medicines Corp.(1)	609	58,586
Bridgebio Pharma, Inc.(1)	308	12,474
C4 Therapeutics, Inc.(1)	686	25,464
Calithera Biosciences, Inc.(1)	173	143
Catalyst Pharmaceuticals, Inc.(1)	713	4,991
Celldex Therapeutics, Inc.(1)	295	11,239
Cerevel Therapeutics Holdings, Inc.(1)	435	13,568
ChemoCentryx, Inc.(1)	1,106	40,126
Chimerix, Inc.(1)	557	3,504
Coherus Biosciences, Inc.(1)	404	7,502
Cortexyme, Inc.(1)(2)	256	3,331
Crinetics Pharmaceuticals, Inc.(1)	307	8,387
CRISPR Therapeutics AG(1)	727	58,087
Cullinan Oncology, Inc.(1)(2)	506	9,108
CureVac NV(1)	137	6,606
Deciphera Pharmaceuticals, Inc.(1)	82	708
Denali Therapeutics, Inc.(1)	843	38,997
DermTech, Inc.(1)	291	5,843
Dicerna Pharmaceuticals, Inc.(1)	1,004	38,162
Dynavax Technologies Corp.(1)	4,847	78,279
Eagle Pharmaceuticals, Inc.(1)	139	6,628
Editas Medicine, Inc.(1)	376	12,280
Emergent BioSolutions, Inc.(1)	527	23,251
Enanta Pharmaceuticals, Inc.(1)	212	18,715
Exact Sciences Corp.(1)	920	78,540
Exelixis, Inc.(1)	2,650	44,493
Fate Therapeutics, Inc.(1)	134	7,371
FibroGen, Inc.(1)	118	1,476
Frequency Therapeutics, Inc.(1)(2)	165	842
G1 Therapeutics, Inc.(1)	166	2,141
Generation Bio Co.(1)	153	2,627
Geron Corp.(1)(2)	2,825	4,181
Gilead Sciences, Inc.	17,067	1,176,428
Global Blood Therapeutics, Inc.(1)	548	15,486

Gossamer Bio, Inc.(1)	642	6,959
Gritstone bio, Inc.(1)	1,380	18,216
Halozyme Therapeutics, Inc.(1)	2,558	84,107
Harpoon Therapeutics, Inc.(1)	487	2,990
Heron Therapeutics, Inc.(1)	189	1,786
Horizon Therapeutics plc(1)	1,939	201,191
Ideaya Biosciences, Inc.(1)	273	6,006
ImmunoGen, Inc.(1)	508	3,134
Incyte Corp.(1)	1,292	87,494
Inovio Pharmaceuticals, Inc.(1)(2)	1,873	13,561
Instil Bio, Inc.(1)	748	16,441
Intellia Therapeutics, Inc.(1)	521	59,920
Invitae Corp.(1)	264	4,488
Ionis Pharmaceuticals, Inc.(1)	359	9,513
Iovance Biotherapeutics, Inc.(1)	1,053	19,712
Ironwood Pharmaceuticals, Inc.(1)	5,146	57,069
iTeos Therapeutics, Inc.(1)	127	4,483
IVERIC bio, Inc.(1)	2,274	33,246
Keros Therapeutics, Inc.(1)	47	2,622
Kezar Life Sciences, Inc.(1)	1,295	17,949
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	2,696
Kodiak Sciences, Inc.(1)	87	7,990
Krystal Biotech, Inc.(1)	58	4,672
Kura Oncology, Inc.(1)	858	11,978
Kymera Therapeutics, Inc.(1)	547	30,369
Ligand Pharmaceuticals, Inc.(1)	249	40,318
MacroGenics, Inc.(1)	152	2,675
Madrigal Pharmaceuticals, Inc.(1)	28	2,316
Merus NV(1)	353	9,182
Mirati Therapeutics, Inc.(1)	383	52,383
Moderna, Inc.(1)	5,785	2,038,808
Myriad Genetics, Inc.(1)	693	17,921
Natera, Inc.(1)	459	41,980
Neurocrine Biosciences, Inc.(1)	1,142	95,071
Nkarta, Inc.(1)	93	1,478
Novavax, Inc.(1)	1,164	242,845
Nurix Therapeutics, Inc.(1)	334	9,626
Olema Pharmaceuticals, Inc.(1)	299	2,616
OPKO Health, Inc.(1)(2)	3,813	14,985
Passage Bio, Inc.(1)	253	1,844
PDL BioPharma, Inc.(1)	752	1,925
Prometheus Biosciences, Inc.(1)	507	15,058
Protagonist Therapeutics, Inc.(1)	357	12,002
Prothena Corp. plc(1)	243	12,186
RAPT Therapeutics, Inc.(1)	240	7,836
Recursion Pharmaceuticals, Inc., Class A(1)(2)	1,067	20,401
Regeneron Pharmaceuticals, Inc.(1)	1,465	932,516
REGENXBIO, Inc.(1)	230	7,360
Relay Therapeutics, Inc.(1)	247	7,267
Repare Therapeutics, Inc.(1)	136	3,192
Replimune Group, Inc.(1)	131	3,732
REVOLUTION Medicines, Inc.(1)	430	11,894
Rhythm Pharmaceuticals, Inc.(1)	119	1,065
Sage Therapeutics, Inc.(1)	1,134	44,124
Sangamo Therapeutics, Inc.(1)	1,575	13,057

Sarepta Therapeutics, Inc.(1)	530	42,829
Seagen, Inc.(1)	694	111,040
Spectrum Pharmaceuticals, Inc.(1)	83	131
SpringWorks Therapeutics, Inc.(1)	56	4,024
Stoke Therapeutics, Inc.(1)	72	1,793
Sutro Biopharma, Inc.(1)	160	2,733
Syndax Pharmaceuticals, Inc.(1)	280	4,472
TCR2 Therapeutics, Inc.(1)	110	567
TG Therapeutics, Inc.(1)	186	2,827
Travere Therapeutics, Inc.(1)	1,114	31,805
Turning Point Therapeutics, Inc.(1)	116	4,415
Twist Bioscience Corp.(1)	62	5,921
Ultragenyx Pharmaceutical, Inc.(1)	172	12,940
uniQure NV(1)	703	19,579
United Therapeutics Corp.(1)	516	97,782
Vanda Pharmaceuticals, Inc.(1)	982	15,908
Vaxart, Inc.(1)(2)	1,500	11,940
Vaxcyte, Inc.(1)	339	6,909
VBI Vaccines, Inc.(1)	770	2,341
Vertex Pharmaceuticals, Inc.(1)	1,607	300,413
Verve Therapeutics, Inc.(1)	173	5,896
Viking Therapeutics, Inc.(1)	399	2,119
Vir Biotechnology, Inc.(1)	247	11,713
Voyager Therapeutics, Inc.(1)	243	739
Xencor, Inc.(1)	485	17,567
Xenon Pharmaceuticals, Inc.(1)	995	26,566
ZIOPHARM Oncology, Inc.(1)	600	834
Zymeworks, Inc.(1)	83	1,669
		9,294,497
Building Products — 0.6%
AAON, Inc.	427	33,306
Advanced Drainage Systems, Inc.	484	59,876
Allegion plc	925	114,367
American Woodmark Corp.(1)	7	431
AO Smith Corp.	1,822	144,029
Apogee Enterprises, Inc.	686	28,332
Armstrong World Industries, Inc.	518	54,892
AZEK Co., Inc. (The)(1)	127	4,981
Builders FirstSource, Inc.(1)	2,682	186,238
Carlisle Cos., Inc.	502	113,050
Carrier Global Corp.	2,517	136,220
Cornerstone Building Brands, Inc.(1)	599	9,416
CSW Industrials, Inc.	63	7,573
Fortune Brands Home & Security, Inc.	646	64,942
Gibraltar Industries, Inc.(1)	251	17,043
Griffon Corp.	547	14,392
Insteel Industries, Inc.	667	28,121
JELD-WEN Holding, Inc.(1)	1,516	36,733
Johnson Controls International plc	2,010	150,268
Lennox International, Inc.	105	32,447
Masco Corp.	888	58,519
Masonite International Corp.(1)	527	56,389
Owens Corning	1,860	157,802
PGT Innovations, Inc.(1)	395	8,113
Quanex Building Products Corp.	489	10,450

Resideo Technologies, Inc.(1)	946	24,681
Simpson Manufacturing Co., Inc.	774	89,289
Trane Technologies plc	863	161,079
Trex Co., Inc.(1)	1,004	133,301
UFP Industries, Inc.	892	74,286
Zurn Water Solutions Corp.	1,165	40,833
		2,051,399
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	86	14,631
Ameriprise Financial, Inc.	1,566	453,514
Apollo Global Management, Inc.	5,326	376,974
Ares Management Corp., Class A	806	65,415
Artisan Partners Asset Management, Inc., Class A	1,872	83,735
B. Riley Financial, Inc.	474	36,702
Bank of New York Mellon Corp. (The)	7,681	420,842
BGC Partners, Inc., Class A	5,615	25,099
BlackRock, Inc.	854	772,537
Blackstone, Inc.	8,874	1,255,227
Brightsphere Investment Group, Inc.	1,432	43,003
Carlyle Group, Inc. (The)	6,168	337,328
Cboe Global Markets, Inc.	580	74,785
Charles Schwab Corp. (The)	9,869	763,762
CME Group, Inc.	1,888	416,342
Cohen & Steers, Inc.	802	71,996
Cowen, Inc., Class A	748	26,464
Diamond Hill Investment Group, Inc.	95	18,249
Donnelley Financial Solutions, Inc.(1)	603	28,172
Evercore, Inc., Class A	1,081	149,935
FactSet Research Systems, Inc.	543	254,433
Federated Hermes, Inc.	2,049	69,072
Focus Financial Partners, Inc., Class A(1)	408	25,108
Franklin Resources, Inc.	2,260	73,224
Freedom Holding Corp.(1)	680	45,519
Goldman Sachs Group, Inc. (The)	3,746	1,427,189
Hamilton Lane, Inc., Class A	248	26,231
Houlihan Lokey, Inc.	1,894	205,575
Interactive Brokers Group, Inc., Class A	674	49,755
Intercontinental Exchange, Inc.	1,419	185,492
Invesco Ltd.	4,357	97,292
Janus Henderson Group plc	3,512	150,068
Jefferies Financial Group, Inc.	6,277	235,890
KKR & Co., Inc.	7,160	533,062
Lazard Ltd., Class A	3,231	137,705
LPL Financial Holdings, Inc.	870	137,121
MarketAxess Holdings, Inc.	363	128,026
Moelis & Co., Class A	2,333	143,036
Moody's Corp.	1,104	431,267
Morgan Stanley	11,329	1,074,216
Morningstar, Inc.	172	53,377
MSCI, Inc.	339	213,384
Nasdaq, Inc.	371	75,398
Northern Trust Corp.	2,795	323,381
Open Lending Corp., Class A(1)	2,157	50,129
Oppenheimer Holdings, Inc., Class A	408	20,008
Piper Sandler Cos.	666	110,389

PJT Partners, Inc., Class A	240	18,259
Raymond James Financial, Inc.	2,675	262,926
S&P Global, Inc.	1,518	691,798
SEI Investments Co.	2,430	144,901
State Street Corp.	3,849	342,445
StepStone Group, Inc., Class A	822	34,006
Stifel Financial Corp.	2,001	142,091
StoneX Group, Inc.(1)	235	13,201
T. Rowe Price Group, Inc.	3,651	730,017
Tradeweb Markets, Inc., Class A	632	60,672
Victory Capital Holdings, Inc., Class A	451	15,812
Virtu Financial, Inc., Class A	2,247	63,320
Virtus Investment Partners, Inc.	188	55,907
WisdomTree Investments, Inc.	863	5,299
		14,290,713
Chemicals — 2.1%
AdvanSix, Inc.	1,154	52,265
Air Products and Chemicals, Inc.	1,860	534,638
Albemarle Corp.	2,047	545,505
American Vanguard Corp.	263	3,764
Amyris, Inc.(1)(2)	1,037	7,114
Ashland Global Holdings, Inc.	677	68,424
Avient Corp.	944	51,929
Axalta Coating Systems Ltd.(1)	1,496	45,359
Balchem Corp.	317	50,086
Cabot Corp.	1,331	69,851
Celanese Corp.	2,436	368,713
CF Industries Holdings, Inc.	2,530	153,293
Chase Corp.	49	4,831
Chemours Co. (The)	3,885	115,384
Corteva, Inc.	5,121	230,445
Danimer Scientific, Inc.(1)(2)	1,017	13,567
Dow, Inc.	7,214	396,265
DuPont de Nemours, Inc.	2,713	200,653
Eastman Chemical Co.	1,424	148,509
Ecolab, Inc.	789	174,740
Ecovyst, Inc.	968	9,264
Element Solutions, Inc.	781	17,861
Ferro Corp.(1)	881	18,607
FMC Corp.	1,180	118,224
FutureFuel Corp.	321	2,420
GCP Applied Technologies, Inc.(1)	467	10,900
H.B. Fuller Co.	487	35,629
Hawkins, Inc.	610	20,240
Huntsman Corp.	4,124	130,690
Ingevity Corp.(1)	819	58,894
Innospec, Inc.	174	14,129
International Flavors & Fragrances, Inc.	1,354	192,498
Intrepid Potash, Inc.(1)	162	6,658
Koppers Holdings, Inc.(1)	416	12,563
Kraton Corp.(1)	874	40,256
Kronos Worldwide, Inc.	305	4,270
Linde plc	2,796	889,519
Livent Corp.(1)	812	24,595
LSB Industries, Inc.(1)	4,030	36,310

LyondellBasell Industries NV, Class A	3,608	314,365
Minerals Technologies, Inc.	413	27,122
Mosaic Co. (The)	9,104	311,539
NewMarket Corp.	182	60,297
Olin Corp.	4,368	237,401
Orion Engineered Carbons SA(1)	1,567	27,501
PPG Industries, Inc.	980	151,087
PureCycle Technologies, Inc.(1)	1,105	13,592
Quaker Chemical Corp.	152	34,633
Rayonier Advanced Materials, Inc.(1)	569	3,118
RPM International, Inc.	949	86,397
Scotts Miracle-Gro Co. (The)	430	62,303
Sensient Technologies Corp.	532	51,758
Sherwin-Williams Co. (The)	1,583	524,353
Stepan Co.	231	26,036
Tredegar Corp.	322	3,542
Trinseo plc	576	27,204
Tronox Holdings plc, Class A	3,846	84,574
Valvoline, Inc.	2,780	94,715
Westlake Chemical Corp.	707	65,694
		7,086,093
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	111	917
ADT, Inc.	1,747	14,518
Brady Corp., Class A	638	32,059
Brink's Co. (The)	478	29,234
Casella Waste Systems, Inc., Class A(1)	621	52,648
Cimpress plc(1)	8	623
Cintas Corp.	542	228,827
Civeo Corp.(1)	270	5,751
Clean Harbors, Inc.(1)	1,513	153,479
Copart, Inc.(1)	1,874	272,030
Deluxe Corp.	156	5,279
Ennis, Inc.	205	3,899
Healthcare Services Group, Inc.	1,523	26,652
Heritage-Crystal Clean, Inc.(1)	610	19,575
HNI Corp.	1,019	40,261
IAA, Inc.(1)	1,652	79,792
Interface, Inc.	1,955	27,878
KAR Auction Services, Inc.(1)	586	8,784
Kimball International, Inc., Class B	412	4,219
MillerKnoll, Inc.	1,559	59,148
MSA Safety, Inc.	191	27,374
Pitney Bowes, Inc.	1,109	7,574
Republic Services, Inc.	746	98,666
Rollins, Inc.	1,768	58,839
Steelcase, Inc., Class A	935	10,463
Stericycle, Inc.(1)	75	4,238
Team, Inc.(1)	460	621
Tetra Tech, Inc.	261	48,201
UniFirst Corp.	194	37,180
US Ecology, Inc.(1)	196	6,678
VSE Corp.	101	5,529
Waste Connections, Inc.	1,017	135,322
Waste Management, Inc.	2,707	434,934
		1,941,192

Communications Equipment — 0.6%
ADTRAN, Inc.	351	7,153
Arista Networks, Inc.(1)	2,236	277,398
Aviat Networks, Inc.(1)	332	10,405
Cambium Networks Corp.(1)	125	3,401
Ciena Corp.(1)	2,194	132,145
Cisco Systems, Inc.	14,143	775,602
CommScope Holding Co., Inc.(1)	2,063	20,548
Comtech Telecommunications Corp.	175	4,443
Digi International, Inc.(1)	821	17,676
EMCORE Corp.(1)	812	5,984
Extreme Networks, Inc.(1)	2,001	27,014
F5, Inc.(1)	259	58,943
Juniper Networks, Inc.	2,173	67,646
Lumentum Holdings, Inc.(1)	1,326	115,057
Motorola Solutions, Inc.	664	168,112
NETGEAR, Inc.(1)	326	8,717
NetScout Systems, Inc.(1)	924	27,628
Plantronics, Inc.(1)	797	20,339
Ribbon Communications, Inc.(1)	594	3,237
Ubiquiti, Inc.	105	31,425
ViaSat, Inc.(1)	1,590	70,421
Viavi Solutions, Inc.(1)	3,474	51,450
		1,904,744
Construction and Engineering — 0.3%
AECOM(1)	294	20,268
Ameresco, Inc., Class A(1)	240	21,679
API Group Corp.(1)	1,739	40,536
Arcosa, Inc.	359	18,370
Argan, Inc.	194	7,624
Comfort Systems USA, Inc.	847	80,355
Construction Partners, Inc., Class A(1)	394	13,609
Dycom Industries, Inc.(1)	410	38,327
EMCOR Group, Inc.	1,105	131,871
Fluor Corp.(1)	1,268	28,035
Granite Construction, Inc.	1,027	39,930
Great Lakes Dredge & Dock Corp.(1)	920	13,597
IES Holdings, Inc.(1)	104	4,991
MasTec, Inc.(1)	1,182	108,945
Matrix Service Co.(1)	1	9
MYR Group, Inc.(1)	566	62,662
Northwest Pipe Co.(1)	29	835
NV5 Global, Inc.(1)	172	22,618
Primoris Services Corp.	679	15,223
Quanta Services, Inc.	904	102,857
Sterling Construction Co., Inc.(1)	1,283	33,063
Tutor Perini Corp.(1)	360	4,629
Valmont Industries, Inc.	236	56,411
WillScot Mobile Mini Holdings Corp.(1)	3,752	142,914
		1,009,358
Construction Materials — 0.2%
Eagle Materials, Inc.	835	128,774
Forterra, Inc.(1)	187	4,449
Martin Marietta Materials, Inc.	507	204,579
Summit Materials, Inc., Class A(1)	1,702	63,485

United States Lime & Minerals, Inc.	34	4,051
Vulcan Materials Co.	835	160,019
		565,357
Consumer Finance — 1.4%
Ally Financial, Inc.	8,467	388,043
American Express Co.	5,187	789,980
Atlanticus Holdings Corp.(1)	173	10,281
Capital One Financial Corp.	6,202	871,567
Credit Acceptance Corp.(1)	252	157,475
Discover Financial Services	6,133	661,444
Encore Capital Group, Inc.(1)	1,178	68,725
Enova International, Inc.(1)	991	37,777
EZCORP, Inc., Class A(1)	1,486	10,996
FirstCash, Inc.	493	31,473
Green Dot Corp., Class A(1)	1,850	66,415
LendingClub Corp.(1)	1,423	46,561
Navient Corp.	4,560	89,969
Nelnet, Inc., Class A	372	32,066
OneMain Holdings, Inc.	3,602	179,344
Oportun Financial Corp.(1)	218	4,681
PRA Group, Inc.(1)	898	38,129
PROG Holdings, Inc.(1)	1,289	58,160
Regional Management Corp.	404	22,850
Santander Consumer USA Holdings, Inc.	1,281	53,482
SLM Corp.	7,648	135,981
Synchrony Financial	12,233	547,916
Upstart Holdings, Inc.(1)	1,415	289,919
World Acceptance Corp.(1)	184	37,797
		4,631,031
Containers and Packaging — 0.5%
Amcor plc	6,192	70,093
AptarGroup, Inc.	741	88,616
Avery Dennison Corp.	871	178,616
Ball Corp.	2,728	254,932
Berry Global Group, Inc.(1)	760	52,478
Crown Holdings, Inc.	857	90,671
Graphic Packaging Holding Co.	8,990	177,463
Greif, Inc., Class A	102	6,189
International Paper Co.	3,370	153,402
Myers Industries, Inc.	444	8,649
O-I Glass, Inc.(1)	1,786	19,771
Packaging Corp. of America	1,390	181,520
Sealed Air Corp.	1,787	111,009
Silgan Holdings, Inc.	152	6,303
Sonoco Products Co.	1,252	72,779
TriMas Corp.	434	14,374
UFP Technologies, Inc.(1)	50	3,344
WestRock Co.	2,747	119,192
		1,609,401
Distributors — 0.3%
Funko, Inc., Class A(1)	360	5,882
Genuine Parts Co.	3,152	402,637
LKQ Corp.	4,458	249,202
Pool Corp.	478	264,869
		922,590

Diversified Consumer Services — 0.1%
2U, Inc.(1)	215	5,115
Adtalem Global Education, Inc.(1)	365	10,830
American Public Education, Inc.(1)	77	1,455
Bright Horizons Family Solutions, Inc.(1)	43	5,287
Chegg, Inc.(1)	238	6,628
Coursera, Inc.(1)	1,086	32,569
frontdoor, Inc.(1)	441	15,241
Graham Holdings Co., Class B	49	27,759
Grand Canyon Education, Inc.(1)	508	36,815
H&R Block, Inc.	2,819	66,754
Houghton Mifflin Harcourt Co.(1)	2,044	31,805
Laureate Education, Inc., Class A	2,591	25,910
OneSpaWorld Holdings Ltd.(1)	449	4,234
Perdoceo Education Corp.(1)	764	7,525
Service Corp. International	2,081	137,679
Strategic Education, Inc.	64	3,424
Stride, Inc.(1)	597	20,376
Terminix Global Holdings, Inc.(1)	304	11,345
WW International, Inc.(1)	204	3,431
		454,182
Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.	306	21,191
Alerus Financial Corp.	142	4,274
Berkshire Hathaway, Inc., Class B(1)	4,232	1,170,952
Cannae Holdings, Inc.(1)	1,110	32,823
Equitable Holdings, Inc.	10,932	343,921
Voya Financial, Inc.	3,224	200,339
		1,773,500
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	60	3,610
AT&T, Inc.	28,195	643,692
ATN International, Inc.	49	1,872
Bandwidth, Inc., Class A(1)	39	2,795
Cogent Communications Holdings, Inc.	206	15,436
Consolidated Communications Holdings, Inc.(1)	479	3,602
EchoStar Corp., Class A(1)	780	21,349
IDT Corp., Class B(1)	973	52,814
Iridium Communications, Inc.(1)	2,214	85,128
Lumen Technologies, Inc.	5,309	65,513
Radius Global Infrastructure, Inc., Class A(1)	1,899	31,333
Telesat Corp.(1)	111	3,417
Verizon Communications, Inc.	25,137	1,263,637
		2,194,198
Electric Utilities — 1.3%
ALLETE, Inc.	479	28,084
Alliant Energy Corp.	1,782	97,636
American Electric Power Co., Inc.	4,756	385,474
Avangrid, Inc.	381	19,286
Duke Energy Corp.	2,512	243,689
Edison International	5,168	337,367
Entergy Corp.	2,643	265,199
Evergy, Inc.	2,204	139,513
Eversource Energy	1,874	154,174

Exelon Corp.	10,766	567,691
FirstEnergy Corp.	3,302	124,353
Hawaiian Electric Industries, Inc.	1,574	59,796
IDACORP, Inc.	533	55,762
MGE Energy, Inc.	355	25,769
NextEra Energy, Inc.	5,012	434,941
NRG Energy, Inc.	4,000	144,080
OGE Energy Corp.	3,252	111,609
Otter Tail Corp.	618	40,411
PG&E Corp.(1)	12,025	142,857
Pinnacle West Capital Corp.	1,165	75,783
PNM Resources, Inc.	273	13,443
Portland General Electric Co.	1,777	86,487
PPL Corp.	7,160	199,263
Southern Co. (The)	7,486	457,395
Xcel Energy, Inc.	3,716	236,821
		4,446,883
Electrical Equipment — 0.7%
Acuity Brands, Inc.	620	124,837
Allied Motion Technologies, Inc.	103	4,063
AMETEK, Inc.	981	133,907
Array Technologies, Inc.(1)	950	17,114
Atkore, Inc.(1)	1,505	160,282
AZZ, Inc.	233	12,090
Bloom Energy Corp., Class A(1)	158	4,342
ChargePoint Holdings, Inc.(1)	1,194	30,471
Eaton Corp. plc	1,202	194,796
Emerson Electric Co.	3,481	305,771
Encore Wire Corp.	732	102,817
EnerSys	620	45,936
FuelCell Energy, Inc.(1)(2)	189	1,641
Generac Holdings, Inc.(1)	447	188,294
GrafTech International Ltd.	435	5,068
Hubbell, Inc.	215	42,076
nVent Electric plc	1,051	36,606
Plug Power, Inc.(1)	5,674	226,109
Regal Rexnord Corp.	660	104,346
Rockwell Automation, Inc.	1,088	365,786
Sensata Technologies Holding plc(1)	509	28,351
Shoals Technologies Group, Inc., Class A(1)	232	6,519
Stem, Inc.(1)(2)	1,139	24,170
Sunrun, Inc.(1)	1,800	82,872
TPI Composites, Inc.(1)	537	9,575
Vertiv Holdings Co.	3,785	97,047
Vicor Corp.(1)	201	28,835
		2,383,721
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	675	59,191
Aeva Technologies, Inc.(1)	1,223	12,169
Amphenol Corp., Class A	2,070	166,801
Arrow Electronics, Inc.(1)	865	105,227
Avnet, Inc.	1,229	44,576
Badger Meter, Inc.	255	26,102
Bel Fuse, Inc., Class B	256	3,082

Belden, Inc.	19	1,172
Benchmark Electronics, Inc.	796	18,770
CDW Corp.	1,292	244,653
Cognex Corp.	1,413	109,154
Coherent, Inc.(1)	351	90,884
Corning, Inc.	8,562	317,565
CTS Corp.	352	12,264
Daktronics, Inc.(1)	760	3,709
ePlus, Inc.(1)	232	24,474
Fabrinet(1)	572	63,240
FARO Technologies, Inc.(1)	88	6,112
Flex Ltd.(1)	5,666	96,889
II-VI, Inc.(1)	1,038	64,906
Insight Enterprises, Inc.(1)	830	81,855
IPG Photonics Corp.(1)	275	45,152
Itron, Inc.(1)	11	681
Jabil, Inc.	3,135	183,272
Keysight Technologies, Inc.(1)	2,375	461,890
Kimball Electronics, Inc.(1)	789	16,743
Knowles Corp.(1)	1,027	22,306
Littelfuse, Inc.	295	88,052
Methode Electronics, Inc.	308	13,697
Napco Security Technologies, Inc.(1)	150	6,970
National Instruments Corp.	1,364	56,633
nLight, Inc.(1)	132	3,285
Novanta, Inc.(1)	194	31,321
OSI Systems, Inc.(1)	313	28,461
PC Connection, Inc.	108	4,735
Plexus Corp.(1)	496	41,733
Rogers Corp.(1)	227	61,885
Sanmina Corp.(1)	1,020	37,271
ScanSource, Inc.(1)	877	27,406
TD SYNNEX Corp.	1,631	168,743
TE Connectivity Ltd.	2,688	413,764
Teledyne Technologies, Inc.(1)	182	75,583
Trimble, Inc.(1)	742	63,716
TTM Technologies, Inc.(1)	2,866	39,493
Vishay Intertechnology, Inc.	2,095	42,675
Vishay Precision Group, Inc.(1)	149	5,115
Vontier Corp.	1,994	62,831
Zebra Technologies Corp., Class A(1)	322	189,587
		3,745,795
Energy Equipment and Services — 0.4%
Archrock, Inc.	4,682	34,600
Baker Hughes Co.	10,572	246,750
Bristow Group, Inc.(1)	795	23,611
Cactus, Inc., Class A	582	21,243
ChampionX Corp.(1)	4,393	89,661
Core Laboratories NV	695	15,909
DMC Global, Inc.(1)	184	6,716
Dril-Quip, Inc.(1)	252	4,816
Expro Group Holdings NV(1)	189	2,648
Exterran Corp.(1)	201	685
Halliburton Co.	18,925	408,591

Helix Energy Solutions Group, Inc.(1)	983	2,988
Helmerich & Payne, Inc.	1,931	43,351
Liberty Oilfield Services, Inc., Class A(1)	2,733	25,144
Nabors Industries Ltd.(1)	261	21,261
National Energy Services Reunited Corp.(1)	409	4,053
Newpark Resources, Inc.(1)	1,250	3,413
NexTier Oilfield Solutions, Inc.(1)	1,824	6,566
NOV, Inc.(1)	6,336	75,525
Oceaneering International, Inc.(1)	4,305	46,020
Oil States International, Inc.(1)	607	3,071
Patterson-UTI Energy, Inc.	3,711	26,200
ProPetro Holding Corp.(1)	1,308	10,752
RPC, Inc.(1)	699	2,817
Schlumberger NV	4,698	134,739
Select Energy Services, Inc., Class A(1)	634	3,633
TechnipFMC plc(1)	5,104	28,940
TETRA Technologies Inc(1)	3,876	10,116
Tidewater, Inc.(1)	322	3,358
Transocean Ltd.(1)	8,536	25,779
US Silica Holdings, Inc.(1)	1,771	17,179
		1,350,135
Entertainment — 1.0%
Activision Blizzard, Inc.	3,036	177,910
AMC Entertainment Holdings, Inc., Class A(1)	2,207	74,906
Electronic Arts, Inc.	1,461	181,486
IMAX Corp.(1)	513	8,459
Liberty Media Corp.-Liberty Braves, Class C(1)	183	5,034
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	12,444
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	122,388
Live Nation Entertainment, Inc.(1)	402	42,873
Madison Square Garden Entertainment Corp.(1)	311	20,563
Madison Square Garden Sports Corp.(1)	133	22,912
Marcus Corp. (The)(1)(2)	226	3,948
Netflix, Inc.(1)	2,397	1,538,634
Playtika Holding Corp.(1)	514	8,841
Roku, Inc.(1)	475	108,115
Skillz, Inc.(1)(2)	575	5,342
Take-Two Interactive Software, Inc.(1)	1,376	228,251
Walt Disney Co. (The)(1)	4,501	652,195
World Wrestling Entertainment, Inc., Class A	1,456	71,868
Zynga, Inc., Class A(1)	2,372	14,303
		3,300,472
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A(2)	1,327	46,697
Andersons, Inc. (The)	834	28,339
BJ's Wholesale Club Holdings, Inc.(1)	2,011	133,028
Casey's General Stores, Inc.	680	132,117
Chefs' Warehouse, Inc. (The)(1)	158	4,909
Costco Wholesale Corp.	4,638	2,501,644
Grocery Outlet Holding Corp.(1)	68	1,969
Ingles Markets, Inc., Class A	457	35,089
Kroger Co. (The)	14,883	618,091
Natural Grocers by Vitamin Cottage, Inc.	165	2,122
Performance Food Group Co.(1)	1,656	66,753
PriceSmart, Inc.	302	21,659

SpartanNash Co.	1,193	28,549
Sprouts Farmers Market, Inc.(1)	3,011	79,671
Sysco Corp.	3,603	252,354
United Natural Foods, Inc.(1)	2,083	103,567
US Foods Holding Corp.(1)	249	7,824
Village Super Market, Inc., Class A	118	2,509
Walgreens Boots Alliance, Inc.	5,294	237,171
Walmart, Inc.	12,290	1,728,343
Weis Markets, Inc.	554	34,874
		6,067,279
Food Products — 0.9%
Archer-Daniels-Midland Co.	3,943	245,294
B&G Foods, Inc.	1,239	37,331
Beyond Meat, Inc.(1)	73	5,129
Bunge Ltd.	1,639	141,888
Cal-Maine Foods, Inc.	224	8,077
Calavo Growers, Inc.	128	5,189
Campbell Soup Co.	650	26,214
Conagra Brands, Inc.	997	30,458
Darling Ingredients, Inc.(1)	2,529	170,758
Flowers Foods, Inc.	5,736	148,104
Fresh Del Monte Produce, Inc.	779	19,288
Freshpet, Inc.(1)	113	12,206
General Mills, Inc.	1,563	96,547
Hain Celestial Group, Inc. (The)(1)	1,287	50,746
Hershey Co. (The)	1,576	279,724
Hormel Foods Corp.	1,791	74,147
Hostess Brands, Inc.(1)	1,767	30,021
Ingredion, Inc.	1,236	115,109
J&J Snack Foods Corp.	148	20,214
J.M. Smucker Co. (The)	1,157	146,326
John B Sanfilippo & Son, Inc.	282	23,237
Kellogg Co.	805	49,250
Kraft Heinz Co. (The)	4,054	136,255
Lamb Weston Holdings, Inc.	1,496	77,672
Lancaster Colony Corp.	177	25,877
McCormick & Co., Inc.	345	29,608
Mission Produce, Inc.(1)	437	7,739
Mondelez International, Inc., Class A	5,469	322,343
Pilgrim's Pride Corp.(1)	1,548	43,468
Post Holdings, Inc.(1)	93	8,984
Sanderson Farms, Inc.	506	95,017
Seaboard Corp.	3	11,670
Seneca Foods Corp., Class A(1)	387	16,529
Simply Good Foods Co. (The)(1)	1,298	47,987
Tattooed Chef, Inc.(1)(2)	428	6,887
TreeHouse Foods, Inc.(1)	20	734
Tyson Foods, Inc., Class A	4,207	332,185
Whole Earth Brands, Inc.(1)	405	4,277
		2,902,489
Gas Utilities — 0.1%
Atmos Energy Corp.	1,081	97,636
Chesapeake Utilities Corp.	291	37,062
Macquarie Infrastructure Holdings LLC	701	2,538
National Fuel Gas Co.	1,698	98,161

New Jersey Resources Corp.	1,239	45,570
Northwest Natural Holding Co.	240	10,349
ONE Gas, Inc.	647	41,951
South Jersey Industries, Inc.	1,641	38,564
Southwest Gas Holdings, Inc.	632	41,592
UGI Corp.	1,849	76,271
		489,694
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	8,972	1,128,408
ABIOMED, Inc.(1)	305	96,008
Accuray, Inc.(1)	892	4,291
Align Technology, Inc.(1)	671	410,337
AngioDynamics, Inc.(1)	722	18,591
Asensus Surgical, Inc.(1)	792	1,061
Atrion Corp.	34	24,140
Avanos Medical, Inc.(1)	244	7,361
Baxter International, Inc.	5,745	428,405
Becton Dickinson and Co.	864	204,889
Boston Scientific Corp.(1)	6,529	248,559
Butterfly Network, Inc.(1)(2)	3,163	22,299
Cardiovascular Systems, Inc.(1)	88	1,760
Co-Diagnostics, Inc.(1)(2)	798	7,693
CONMED Corp.	43	5,653
Cooper Cos., Inc. (The)	485	182,588
CryoPort, Inc.(1)	304	20,198
DENTSPLY SIRONA, Inc.	1,323	64,483
DexCom, Inc.(1)	406	228,412
Edwards Lifesciences Corp.(1)	4,339	465,618
Envista Holdings Corp.(1)	1,062	41,206
Glaukos Corp.(1)	840	36,145
Globus Medical, Inc., Class A(1)	1,092	68,381
Haemonetics Corp.(1)	829	42,486
Hill-Rom Holdings, Inc.	272	42,296
Hologic, Inc.(1)	4,298	321,190
ICU Medical, Inc.(1)	330	74,649
IDEXX Laboratories, Inc.(1)	844	513,211
Inogen, Inc.(1)	174	5,316
Insulet Corp.(1)	144	41,535
Integer Holdings Corp.(1)	295	23,523
Integra LifeSciences Holdings Corp.(1)	697	44,573
Intuitive Surgical, Inc.(1)	1,704	552,675
iRhythm Technologies, Inc.(1)	140	14,784
Lantheus Holdings, Inc.(1)	836	22,388
LeMaitre Vascular, Inc.	128	5,989
LENSAR, Inc.(1)	57	389
LivaNova plc(1)	446	35,751
Masimo Corp.(1)	338	94,005
Medtronic plc	4,902	523,043
Meridian Bioscience, Inc.(1)	713	14,196
Merit Medical Systems, Inc.(1)	1,016	63,866
Mesa Laboratories, Inc.	54	16,675
Natus Medical, Inc.(1)	189	4,271
Nevro Corp.(1)	37	3,222
Novocure Ltd.(1)	198	18,541
NuVasive, Inc.(1)	617	29,653

OraSure Technologies, Inc.(1)	1,749	16,318
Ortho Clinical Diagnostics Holdings plc(1)	248	4,747
Orthofix Medical, Inc.(1)	268	8,203
OrthoPediatrics Corp.(1)	107	5,961
Outset Medical, Inc.(1)	537	25,454
Penumbra, Inc.(1)	198	48,639
Quidel Corp.(1)	1,114	164,382
ResMed, Inc.	787	200,567
Shockwave Medical, Inc.(1)	98	17,663
STAAR Surgical Co.(1)	175	16,658
STERIS plc	475	103,802
Stryker Corp.	1,181	279,460
Surmodics, Inc.(1)	92	4,042
Tandem Diabetes Care, Inc.(1)	400	51,408
Teleflex, Inc.	102	30,337
TransMedics Group, Inc.(1)	159	3,504
Utah Medical Products, Inc.	36	4,016
Varex Imaging Corp.(1)	224	6,395
ViewRay, Inc.(1)	1,573	8,085
Zimmer Biomet Holdings, Inc.	691	82,644
		7,306,998
Health Care Providers and Services — 2.0%
1Life Healthcare, Inc.(1)	162	2,581
Acadia Healthcare Co., Inc.(1)	340	19,098
AdaptHealth Corp.(1)	281	5,516
Addus HomeCare Corp.(1)	73	6,367
agilon health, Inc.(1)	877	19,294
Alignment Healthcare, Inc.(1)	326	5,284
Amedisys, Inc.(1)	56	7,820
AmerisourceBergen Corp.	1,636	189,367
AMN Healthcare Services, Inc.(1)	546	62,249
Anthem, Inc.	2,771	1,125,663
Apollo Medical Holdings, Inc.(1)(2)	519	48,615
Brookdale Senior Living, Inc.(1)	5,183	30,372
Cardinal Health, Inc.	1,596	73,783
Castle Biosciences, Inc.(1)	150	6,200
Centene Corp.(1)	4,509	321,988
Chemed Corp.	106	49,342
Cigna Corp.	645	123,775
Clover Health Investments Corp.(1)	2,646	13,124
Community Health Systems, Inc.(1)	542	6,520
CorVel Corp.(1)	304	57,152
Covetrus, Inc.(1)	193	3,470
Cross Country Healthcare, Inc.(1)	560	14,650
CVS Health Corp.	3,564	317,410
DaVita, Inc.(1)	433	40,919
Encompass Health Corp.	151	8,701
Ensign Group, Inc. (The)	885	67,552
Fulgent Genetics, Inc.(1)(2)	739	69,111
Guardant Health, Inc.(1)	210	22,075
Hanger, Inc.(1)	173	2,919
HCA Healthcare, Inc.	1,258	283,792
HealthEquity, Inc.(1)	87	4,757
Henry Schein, Inc.(1)	618	43,915
Hims & Hers Health, Inc.(1)(2)	2,448	16,034

Humana, Inc.	1,244	522,119
InfuSystem Holdings, Inc.(1)	278	4,601
Joint Corp. (The)(1)	325	25,974
Laboratory Corp. of America Holdings(1)	1,478	421,718
LHC Group, Inc.(1)	107	12,275
Magellan Health, Inc.(1)	155	14,692
McKesson Corp.	392	84,970
MEDNAX, Inc.(1)	181	4,445
ModivCare, Inc.(1)	191	26,173
Molina Healthcare, Inc.(1)	1,486	423,777
National HealthCare Corp.	133	8,577
National Research Corp.	202	8,090
Oak Street Health, Inc.(1)	233	7,211
Owens & Minor, Inc.	1,880	75,200
Patterson Cos., Inc.	1,171	36,851
Pennant Group, Inc. (The)(1)	123	2,501
Premier, Inc., Class A	2,036	75,475
Privia Health Group, Inc.(1)	226	5,221
Quest Diagnostics, Inc.	575	85,491
R1 RCM, Inc.(1)	1,467	34,944
RadNet, Inc.(1)	227	6,120
Select Medical Holdings Corp.	625	16,781
Tenet Healthcare Corp.(1)	1,018	74,182
Tivity Health, Inc.(1)	601	14,316
Triple-S Management Corp., Class B(1)	157	5,577
UnitedHealth Group, Inc.	3,077	1,366,865
Universal Health Services, Inc., Class B	846	100,446
		6,534,007
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	1,356	22,550
American Well Corp., Class A(1)	2,082	13,533
Cerner Corp.	4,655	327,945
Certara, Inc.(1)	802	21,598
Change Healthcare, Inc.(1)	1,093	22,166
Evolent Health, Inc., Class A(1)	770	20,020
HealthStream, Inc.(1)	242	5,619
Inspire Medical Systems, Inc.(1)	128	28,579
Multiplan Corp.(1)(2)	1,051	4,246
NextGen Healthcare, Inc.(1)	281	4,355
Omnicell, Inc.(1)	389	68,853
Schrodinger, Inc.(1)	93	3,644
Teladoc Health, Inc.(1)	531	53,764
Veeva Systems, Inc., Class A(1)	600	169,548
		766,420
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	1,558	19,833
Airbnb, Inc., Class A(1)	925	159,599
Aramark	268	8,951
BJ's Restaurants, Inc.(1)	123	3,673
Bloomin' Brands, Inc.(1)	1,045	18,465
Booking Holdings, Inc.(1)	268	563,296
Boyd Gaming Corp.(1)	2,404	140,898
Brinker International, Inc.(1)	97	3,356
Caesars Entertainment, Inc.(1)	1,838	165,549
Carnival Corp.(1)	6,046	106,531

Century Casinos, Inc.(1)	1,373	17,918
Cheesecake Factory, Inc. (The)(1)	793	30,388
Chipotle Mexican Grill, Inc.(1)	279	458,511
Choice Hotels International, Inc.	724	103,930
Churchill Downs, Inc.	547	122,648
Chuy's Holdings, Inc.(1)	150	4,299
Cracker Barrel Old Country Store, Inc.	491	59,912
Darden Restaurants, Inc.	1,606	221,548
Dine Brands Global, Inc.(1)	76	5,458
Domino's Pizza, Inc.	107	56,083
DraftKings, Inc., Class A(1)	1,081	37,349
Everi Holdings, Inc.(1)	1,846	38,286
Expedia Group, Inc.(1)	973	156,741
Fiesta Restaurant Group, Inc.(1)	301	2,808
GAN Ltd.(1)	132	1,276
Golden Entertainment, Inc.(1)	852	39,115
Hilton Grand Vacations, Inc.(1)	2,206	104,785
Hilton Worldwide Holdings, Inc.(1)	899	121,428
Hyatt Hotels Corp., Class A(1)	564	44,426
International Game Technology plc	277	7,485
Jack in the Box, Inc.	49	4,047
Las Vegas Sands Corp.(1)	669	23,830
Marriott International, Inc., Class A(1)	2,042	301,318
Marriott Vacations Worldwide Corp.	43	6,564
McDonald's Corp.	1,418	346,843
MGM Resorts International	3,253	128,754
Monarch Casino & Resort, Inc.(1)	303	20,413
Noodles & Co.(1)	1,969	20,261
Norwegian Cruise Line Holdings Ltd.(1)	4,367	85,200
ONE Group Hospitality, Inc. (The)(1)	584	7,656
Papa John's International, Inc.	102	12,436
Penn National Gaming, Inc.(1)	3,016	154,510
Planet Fitness, Inc., Class A(1)	490	40,028
Playa Hotels & Resorts NV(1)	945	6,728
RCI Hospitality Holdings, Inc.	74	4,685
Red Robin Gourmet Burgers, Inc.(1)	134	2,184
Red Rock Resorts, Inc., Class A	2,005	95,318
Royal Caribbean Cruises Ltd.(1)	1,756	122,604
Ruth's Hospitality Group, Inc.(1)	332	5,644
Scientific Games Corp., Class A(1)	443	28,317
SeaWorld Entertainment, Inc.(1)	273	16,104
Shake Shack, Inc., Class A(1)	95	6,934
Six Flags Entertainment Corp.(1)	148	5,412
Starbucks Corp.	2,286	250,637
Texas Roadhouse, Inc.	1,287	106,744
Travel + Leisure Co.	327	16,095
Vail Resorts, Inc.	134	44,449
Wendy's Co. (The)	1,933	39,781
Wingstop, Inc.	96	15,418
Wyndham Hotels & Resorts, Inc.	230	18,280
Wynn Resorts Ltd.(1)	211	17,093
Yum! Brands, Inc.	728	89,428
		4,868,260
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	229	3,490

Beazer Homes USA, Inc.(1)	466	9,152
Cavco Industries, Inc.(1)	165	49,086
Century Communities, Inc.	837	59,485
D.R. Horton, Inc.	3,025	295,542
Ethan Allen Interiors, Inc.	462	10,395
Garmin Ltd.	1,702	227,285
GoPro, Inc., Class A(1)	2,385	23,850
Green Brick Partners, Inc.(1)	236	5,888
Helen of Troy Ltd.(1)	205	49,302
Hooker Furnishings Corp.	146	3,466
Installed Building Products, Inc.	133	17,169
iRobot Corp.(1)	286	21,710
KB Home	1,011	40,430
La-Z-Boy, Inc.	995	33,223
Leggett & Platt, Inc.	589	23,790
Lennar Corp., Class A	3,819	401,186
Lennar Corp., Class B	255	21,874
LGI Homes, Inc.(1)	457	65,653
Lifetime Brands, Inc.	361	5,863
Lovesac Co. (The)(1)	217	13,732
M.D.C. Holdings, Inc.	636	30,426
M/I Homes, Inc.(1)	727	40,632
Meritage Homes Corp.(1)	629	70,989
Mohawk Industries, Inc.(1)	835	140,171
Newell Brands, Inc.	3,172	68,103
NVR, Inc.(1)	76	397,126
PulteGroup, Inc.	4,554	227,837
Purple Innovation, Inc.(1)	621	6,409
Skyline Champion Corp.(1)	1,519	118,862
Sonos, Inc.(1)	2,784	88,114
Taylor Morrison Home Corp.(1)	2,565	79,669
Tempur Sealy International, Inc.	3,035	130,019
Toll Brothers, Inc.	2,580	163,753
TopBuild Corp.(1)	38	10,252
Tri Pointe Homes, Inc.(1)	2,842	70,965
Tupperware Brands Corp.(1)	158	2,471
Universal Electronics, Inc.(1)	86	3,113
VOXX International Corp.(1)	219	2,253
Whirlpool Corp.	1,096	238,643
		3,271,378
Household Products — 0.8%
Central Garden & Pet Co.(1)	81	3,902
Central Garden & Pet Co., Class A(1)	351	15,216
Church & Dwight Co., Inc.	1,450	129,601
Clorox Co. (The)	853	138,911
Colgate-Palmolive Co.	4,941	370,674
Energizer Holdings, Inc.	489	18,186
Kimberly-Clark Corp.	3,455	450,221
Procter & Gamble Co. (The)	9,125	1,319,292
Reynolds Consumer Products, Inc.	84	2,451
Spectrum Brands Holdings, Inc.	77	7,708
WD-40 Co.	119	26,698
		2,482,860
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	10,076	235,577

Brookfield Renewable Corp., Class A	1,756	65,025
Clearway Energy, Inc., Class A	438	15,124
Clearway Energy, Inc., Class C	1,031	38,477
NextEra Energy Partners LP	854	72,633
Ormat Technologies, Inc.(2)	812	61,306
Sunnova Energy International, Inc.(1)	1,348	49,835
Vistra Corp.	6,307	125,383
		663,360
Industrial Conglomerates — 0.4%
3M Co.	2,384	405,375
General Electric Co.	5,253	498,983
Honeywell International, Inc.	2,021	408,727
Raven Industries, Inc.(1)	212	12,313
Roper Technologies, Inc.	194	90,045
		1,415,443
Insurance — 3.0%
Aflac, Inc.	7,557	409,136
Alleghany Corp.(1)	156	100,913
Allstate Corp. (The)	3,927	426,943
Ambac Financial Group, Inc.(1)	1,189	17,764
American Equity Investment Life Holding Co.	1,706	57,373
American Financial Group, Inc.	1,466	195,872
American International Group, Inc.	9,399	494,387
American National Group, Inc.	138	26,117
AMERISAFE, Inc.	181	9,609
Aon plc, Class A	1,552	459,035
Arch Capital Group Ltd.(1)	5,901	238,282
Argo Group International Holdings Ltd.	645	35,011
Arthur J. Gallagher & Co.	1,448	235,879
Assurant, Inc.	809	123,049
Assured Guaranty Ltd.	1,265	61,947
Athene Holding Ltd., Class A(1)	3,722	304,906
Axis Capital Holdings Ltd.	1,981	98,416
Brighthouse Financial, Inc.(1)	1,581	76,852
Brown & Brown, Inc.	809	52,108
Chubb Ltd.	3,396	609,480
Cincinnati Financial Corp.	1,845	210,146
CNA Financial Corp.	370	15,407
CNO Financial Group, Inc.	2,253	51,053
eHealth, Inc.(1)	98	2,164
Employers Holdings, Inc.	581	22,432
Enstar Group Ltd.(1)	140	31,234
Erie Indemnity Co., Class A	334	62,061
Everest Re Group Ltd.	616	157,930
Fidelity National Financial, Inc.	6,728	329,066
First American Financial Corp.	2,895	214,751
Genworth Financial, Inc., Class A(1)	11,877	45,370
Globe Life, Inc.	1,012	87,578
Goosehead Insurance, Inc., Class A	185	24,294
Hanover Insurance Group, Inc. (The)	409	49,796
Hartford Financial Services Group, Inc. (The)	7,013	463,559
HCI Group, Inc.	212	23,405
Horace Mann Educators Corp.	1,128	41,815
James River Group Holdings Ltd.	330	8,725

Kemper Corp.	708	39,167
Kinsale Capital Group, Inc.	358	74,464
Lemonade, Inc.(1)(2)	288	14,242
Lincoln National Corp.	2,560	169,805
Loews Corp.	2,607	139,370
Markel Corp.(1)	164	195,950
Marsh & McLennan Cos., Inc.	1,272	208,633
MBIA, Inc.(1)	105	1,235
Mercury General Corp.	537	27,398
MetLife, Inc.	6,894	404,402
National Western Life Group, Inc., Class A	28	5,702
Old Republic International Corp.	5,800	138,968
Palomar Holdings, Inc.(1)	85	6,212
Primerica, Inc.	1,201	176,727
Principal Financial Group, Inc.	3,902	267,599
ProAssurance Corp.	923	21,229
Progressive Corp. (The)	4,020	373,619
Prudential Financial, Inc.	4,322	441,968
Reinsurance Group of America, Inc.	1,082	102,693
RenaissanceRe Holdings Ltd.	473	72,894
RLI Corp.	548	56,323
Safety Insurance Group, Inc.	177	13,677
Selective Insurance Group, Inc.	1,298	98,051
SelectQuote, Inc.(1)	403	3,627
SiriusPoint Ltd.(1)	1,818	13,999
Stewart Information Services Corp.	939	66,876
Tiptree, Inc.	1,010	13,160
Travelers Cos., Inc. (The)	4,441	652,605
Trupanion, Inc.(1)	151	18,621
United Fire Group, Inc.	160	3,347
Universal Insurance Holdings, Inc.	781	11,770
Unum Group	1,996	46,108
White Mountains Insurance Group Ltd.	47	47,136
Willis Towers Watson plc	365	82,432
WR Berkley Corp.	1,676	128,449
		10,012,323
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A(1)	1,722	4,886,950
Alphabet, Inc., Class C(1)	1,581	4,504,332
Angi, Inc.(1)	184	1,768
Bumble, Inc., Class A(1)	288	9,867
Cargurus, Inc.(1)	1,501	56,288
Cars.com, Inc.(1)	2,053	34,244
fuboTV, Inc.(1)(2)	1,050	20,601
IAC/InterActiveCorp(1)	835	111,598
Match Group, Inc.(1)	1,025	133,240
Meta Platforms, Inc., Class A(1)	17,205	5,582,334
Pinterest, Inc., Class A(1)	1,833	73,430
Snap, Inc., Class A(1)	3,439	163,731
TripAdvisor, Inc.(1)	227	5,870
TrueCar, Inc.(1)	1,846	6,073
Twitter, Inc.(1)	6,222	273,395
Vimeo, Inc.(1)	508	9,809
Yelp, Inc.(1)	692	23,722
Ziff Davis, Inc.(1)	366	41,676

ZoomInfo Technologies, Inc., Class A(1)	847	52,260
		15,991,188
Internet and Direct Marketing Retail — 3.6%
1-800-Flowers.com, Inc., Class A(1)	849	25,283
Amazon.com, Inc.(1)	3,019	10,587,844
Chewy, Inc., Class A(1)(2)	788	53,789
DoorDash, Inc., Class A(1)	839	149,988
eBay, Inc.	3,096	208,856
Etsy, Inc.(1)	1,403	385,236
Groupon, Inc.(1)	368	7,603
Lands' End, Inc.(1)	165	3,797
Liquidity Services, Inc.(1)	577	13,081
MercadoLibre, Inc.(1)	280	332,755
PetMed Express, Inc.	282	7,716
Quotient Technology, Inc.(1)	315	2,208
Qurate Retail, Inc., Series A	824	6,592
Revolve Group, Inc.(1)	675	51,415
Shutterstock, Inc.	649	73,992
Stitch Fix, Inc., Class A(1)	127	3,162
Wayfair, Inc., Class A(1)(2)	187	46,346
		11,959,663
IT Services — 3.3%
Accenture plc, Class A	4,115	1,470,701
Akamai Technologies, Inc.(1)	1,509	170,064
Alliance Data Systems Corp.	1,206	82,201
Amdocs Ltd.	953	66,538
Automatic Data Processing, Inc.	4,017	927,485
BM Technologies, Inc.(1)	51	615
Broadridge Financial Solutions, Inc.	933	157,276
Cass Information Systems, Inc.	122	4,899
Cloudflare, Inc., Class A(1)	747	140,615
Cognizant Technology Solutions Corp., Class A	5,291	412,592
Concentrix Corp.	587	97,442
CSG Systems International, Inc.	812	42,800
DigitalOcean Holdings, Inc.(1)	797	80,346
DXC Technology Co.(1)	5,578	167,284
EPAM Systems, Inc.(1)	345	209,950
Euronet Worldwide, Inc.(1)	413	41,866
EVERTEC, Inc.	1,120	47,029
ExlService Holdings, Inc.(1)	336	43,636
Fastly, Inc., Class A(1)(2)	581	23,682
Fidelity National Information Services, Inc.	850	88,825
Fiserv, Inc.(1)	1,078	104,049
FleetCor Technologies, Inc.(1)	353	73,117
Gartner, Inc.(1)	1,047	326,926
Genpact Ltd.	1,411	68,109
Global Payments, Inc.	532	63,329
GoDaddy, Inc., Class A(1)	435	30,524
Hackett Group, Inc. (The)	243	4,972
International Business Machines Corp.	4,448	520,861
International Money Express, Inc.(1)	870	13,146
Jack Henry & Associates, Inc.	1,158	175,587
Kyndryl Holdings, Inc.(1)	521	8,232
LiveRamp Holdings, Inc.(1)	716	33,602
Mastercard, Inc., Class A	3,969	1,249,917

MAXIMUS, Inc.	765	57,719
MongoDB, Inc.(1)	196	97,628
Okta, Inc.(1)	363	78,128
Paychex, Inc.	3,766	448,907
PayPal Holdings, Inc.(1)	2,700	499,203
Perficient, Inc.(1)	80	10,962
Sabre Corp.(1)	745	5,610
Shift4 Payments, Inc., Class A(1)	62	3,225
Snowflake, Inc., Class A(1)	815	277,222
Square, Inc., Class A(1)	2,995	623,948
Switch, Inc., Class A	1,413	38,646
TTEC Holdings, Inc.	119	10,042
Tucows, Inc., Class A(1)	51	4,148
Twilio, Inc., Class A(1)	724	207,173
Unisys Corp.(1)	191	3,469
VeriSign, Inc.(1)	256	61,417
Verra Mobility Corp.(1)	1,448	20,837
Visa, Inc., Class A	7,182	1,391,656
Western Union Co. (The)	3,196	50,561
WEX, Inc.(1)	80	10,114
		10,848,832
Leisure Products — 0.3%
Acushnet Holdings Corp.	680	36,978
American Outdoor Brands, Inc.(1)	305	7,195
Brunswick Corp.	1,866	175,236
Callaway Golf Co.(1)	1,535	41,384
Clarus Corp.	253	6,677
Hasbro, Inc.	261	25,293
Hayward Holdings, Inc.(1)	121	2,962
Johnson Outdoors, Inc., Class A	43	4,474
Malibu Boats, Inc., Class A(1)	482	33,484
MasterCraft Boat Holdings, Inc.(1)	188	5,144
Mattel, Inc.(1)	2,007	42,568
Nautilus, Inc.(1)	588	4,028
Peloton Interactive, Inc., Class A(1)	878	38,632
Polaris, Inc.	1,594	178,193
Smith & Wesson Brands, Inc.	2,127	48,389
Sturm Ruger & Co., Inc.	695	49,825
Vista Outdoor, Inc.(1)	1,946	84,982
YETI Holdings, Inc.(1)	2,166	199,619
		985,063
Life Sciences Tools and Services — 1.4%
10X Genomics, Inc., Class A(1)	304	46,454
Adaptive Biotechnologies Corp.(1)	381	9,940
Agilent Technologies, Inc.	1,361	205,375
Avantor, Inc.(1)	2,394	94,515
Berkeley Lights, Inc.(1)	64	1,336
Bio-Rad Laboratories, Inc., Class A(1)	259	195,079
Bio-Techne Corp.	204	96,294
Bionano Genomics, Inc.(1)(2)	2,464	9,634
Bruker Corp.	1,968	159,388
Charles River Laboratories International, Inc.(1)	183	66,954
Codexis, Inc.(1)	180	6,248
Danaher Corp.	1,954	628,485
Fluidigm Corp.(1)	380	1,752

ICON plc(1)	52	14,064
Illumina, Inc.(1)	539	196,913
IQVIA Holdings, Inc.(1)	938	243,064
Maravai LifeSciences Holdings, Inc., Class A(1)	1,366	62,754
Medpace Holdings, Inc.(1)	254	52,682
Mettler-Toledo International, Inc.(1)	275	416,386
NeoGenomics, Inc.(1)	394	13,498
Pacific Biosciences of California, Inc.(1)	1,256	29,152
PerkinElmer, Inc.	582	106,017
Personalis, Inc.(1)	866	11,734
PPD, Inc.(1)	517	24,351
Quanterix Corp.(1)	542	21,664
Repligen Corp.(1)	303	86,809
Seer, Inc.(1)(2)	406	9,058
Sotera Health Co.(1)	1,121	23,922
Syneos Health, Inc.(1)	186	18,072
Thermo Fisher Scientific, Inc.	1,968	1,245,409
Waters Corp.(1)	895	293,623
West Pharmaceutical Services, Inc.	639	282,860
		4,673,486
Machinery — 2.0%
AGCO Corp.	1,087	119,798
Alamo Group, Inc.	139	19,769
Albany International Corp., Class A	595	48,153
Allison Transmission Holdings, Inc.	745	25,770
Altra Industrial Motion Corp.	245	12,914
Astec Industries, Inc.	209	13,100
Barnes Group, Inc.	262	11,384
Caterpillar, Inc.	3,776	730,090
Chart Industries, Inc.(1)	201	35,085
CIRCOR International, Inc.(1)	209	5,633
Colfax Corp.(1)	1,327	61,626
Columbus McKinnon Corp.	233	10,350
Commercial Vehicle Group, Inc.(1)	534	4,480
Crane Co.	636	61,399
Cummins, Inc.	1,907	399,993
Deere & Co.	2,627	907,734
Desktop Metal, Inc., Class A(1)	2,197	14,324
Donaldson Co., Inc.	2,606	147,057
Douglas Dynamics, Inc.	207	8,228
Dover Corp.	549	89,954
Energy Recovery, Inc.(1)	341	7,246
Enerpac Tool Group Corp.	189	3,990
EnPro Industries, Inc.	349	35,598
ESCO Technologies, Inc.	117	9,564
Evoqua Water Technologies Corp.(1)	726	32,655
Federal Signal Corp.	688	29,192
Flowserve Corp.	1,089	32,648
Fortive Corp.	1,371	101,276
Franklin Electric Co., Inc.	361	31,786
Gorman-Rupp Co. (The)	570	24,641
Graco, Inc.	2,415	176,029
Greenbrier Cos., Inc. (The)	795	31,792
Helios Technologies, Inc.	388	38,928
Hillenbrand, Inc.	929	41,433

Hyliion Holdings Corp.(1)(2)	1,036	6,869
Hyster-Yale Materials Handling, Inc.	139	5,457
Ideanomics, Inc.(1)(2)	1,009	1,624
IDEX Corp.	266	59,741
Illinois Tool Works, Inc.	1,437	333,600
Ingersoll Rand, Inc.	3,083	179,862
ITT, Inc.	1,098	103,849
John Bean Technologies Corp.	284	44,807
Kadant, Inc.	50	11,723
Kennametal, Inc.	1,024	36,219
Lincoln Electric Holdings, Inc.	1,652	222,954
Lindsay Corp.	97	14,115
Manitowoc Co., Inc. (The)(1)	304	5,794
Meritor, Inc.(1)	1,156	29,235
Middleby Corp. (The)(1)	205	35,809
Miller Industries, Inc.	151	4,939
Mueller Industries, Inc.	1,344	74,364
Mueller Water Products, Inc., Class A	2,715	37,033
Nikola Corp.(1)	820	8,380
NN, Inc.(1)	691	3,075
Nordson Corp.	313	79,561
Oshkosh Corp.	1,161	124,924
Otis Worldwide Corp.	1,694	136,198
PACCAR, Inc.	3,414	284,796
Park-Ohio Holdings Corp.	125	2,639
Parker-Hannifin Corp.	321	96,961
Pentair plc	444	32,718
Proto Labs, Inc.(1)	71	3,559
RBC Bearings, Inc.(1)	319	63,063
REV Group, Inc.	628	9,860
Shyft Group, Inc. (The)	900	43,749
Snap-on, Inc.	977	201,174
SPX Corp.(1)	349	20,294
SPX FLOW, Inc.	478	39,918
Standex International Corp.	289	29,770
Stanley Black & Decker, Inc.	381	66,584
Tennant Co.	387	30,441
Terex Corp.	1,466	62,129
Timken Co. (The)	830	54,639
Titan International, Inc.(1)	669	4,609
Toro Co. (The)	1,804	181,410
Trinity Industries, Inc.	1,464	38,796
Wabash National Corp.	397	6,630
Watts Water Technologies, Inc., Class A	388	73,219
Welbilt, Inc.(1)	90	2,120
Westinghouse Air Brake Technologies Corp.	1,175	104,305
Woodward, Inc.	556	58,825
Xylem, Inc.	671	81,265
		6,477,224
Marine — 0.1%
Costamare, Inc.	645	7,740
Eagle Bulk Shipping, Inc.(2)	245	9,817
Genco Shipping & Trading Ltd.	847	13,052
Kirby Corp.(1)	735	38,382
Matson, Inc.	1,684	137,297
		206,288

Media — 0.9%
Altice USA, Inc., Class A(1)	842	13,337
AMC Networks, Inc., Class A(1)	737	28,456
Boston Omaha Corp., Class A(1)	279	7,993
Cable One, Inc.	109	193,155
Charter Communications, Inc., Class A(1)	518	334,773
Comcast Corp., Class A	17,047	852,009
Discovery, Inc., Class A(1)(2)	173	4,026
Discovery, Inc., Class C(1)	1,078	24,481
DISH Network Corp., Class A(1)	3,611	112,844
Entercom Communications Corp.(1)	1,031	2,547
Entravision Communications Corp., Class A	946	7,029
Fox Corp., Class A	5,126	183,050
Fox Corp., Class B	2,394	80,438
Gannett Co., Inc.(1)	920	4,701
Gray Television, Inc.	1,992	41,075
Interpublic Group of Cos., Inc. (The)	3,801	126,155
John Wiley & Sons, Inc., Class A	69	3,587
Liberty Broadband Corp., Class A(1)	212	32,135
Liberty Broadband Corp., Class C(1)	1,146	177,458
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	14,532
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	8,442
Loyalty Ventures, Inc.(1)	482	13,833
Magnite, Inc.(1)	291	5,130
Meredith Corp.(1)	451	26,609
New York Times Co. (The), Class A	3,092	146,870
News Corp., Class A	4,508	97,463
News Corp., Class B	1,406	30,299
Nexstar Media Group, Inc., Class A	400	59,800
Omnicom Group, Inc.	1,319	88,782
PubMatic, Inc., Class A(1)(2)	139	5,473
Scholastic Corp.	581	21,869
Sinclair Broadcast Group, Inc., Class A	134	3,126
Sirius XM Holdings, Inc.	2,311	14,097
TechTarget, Inc.(1)	102	9,856
TEGNA, Inc.	439	8,670
ViacomCBS, Inc., Class B	7,418	229,587
WideOpenWest, Inc.(1)	2,103	39,116
		3,052,803
Metals and Mining — 0.9%
Alcoa Corp.	5,866	272,945
Allegheny Technologies, Inc.(1)	3,016	42,948
Alpha Metallurgical Resources, Inc.(1)	332	15,468
Arconic Corp.(1)	2,288	61,135
Carpenter Technology Corp.	1,064	29,239
Century Aluminum Co.(1)	451	5,967
Cleveland-Cliffs, Inc.(1)	10,429	212,230
Coeur Mining, Inc.(1)	4,989	27,938
Commercial Metals Co.	2,972	91,835
Compass Minerals International, Inc.	1,236	60,131
Freeport-McMoRan, Inc.	16,606	615,750
Haynes International, Inc.	157	6,291
Hecla Mining Co.	6,628	36,719
Kaiser Aluminum Corp.	210	18,738
Materion Corp.	178	15,069

MP Materials Corp.(1)	1,504	66,086
Newmont Corp.	6,625	363,845
Nucor Corp.	4,022	427,378
Olympic Steel, Inc.	164	3,337
Reliance Steel & Aluminum Co.	985	146,401
Royal Gold, Inc.	687	68,721
Ryerson Holding Corp.	527	12,348
Schnitzer Steel Industries, Inc., Class A	541	26,022
Steel Dynamics, Inc.	4,648	277,950
SunCoke Energy, Inc.	1,673	10,189
TimkenSteel Corp.(1)	1,264	18,100
United States Steel Corp.	4,714	106,584
Warrior Met Coal, Inc.	2,453	52,715
Worthington Industries, Inc.	425	20,392
		3,112,471
Mortgage Real Estate Investment Trusts (REITs)†
AFC Gamma, Inc.	610	13,194
Multi-Utilities — 0.7%
Ameren Corp.	2,406	196,306
Avista Corp.	859	33,080
CenterPoint Energy, Inc.	4,617	119,626
CMS Energy Corp.	3,237	190,497
Consolidated Edison, Inc.	3,203	248,681
Dominion Energy, Inc.	5,782	411,678
DTE Energy Co.	1,992	215,813
MDU Resources Group, Inc.	2,399	65,325
NiSource, Inc.	5,623	137,820
NorthWestern Corp.	285	15,761
Public Service Enterprise Group, Inc.	3,253	203,280
Sempra Energy	3,091	370,518
Unitil Corp.	117	4,849
WEC Energy Group, Inc.	273	23,732
		2,236,966
Multiline Retail — 0.9%
Big Lots, Inc.	932	40,430
Dillard's, Inc., Class A	218	59,710
Dollar General Corp.	1,734	383,734
Dollar Tree, Inc.(1)	2,700	361,341
Kohl's Corp.	2,931	150,155
Macy's, Inc.	10,382	295,887
Nordstrom, Inc.(1)	1,125	23,816
Ollie's Bargain Outlet Holdings, Inc.(1)	379	23,457
Target Corp.	6,122	1,492,789
		2,831,319
Oil, Gas and Consumable Fuels — 5.1%
Alto Ingredients, Inc.(1)	755	3,934
Antero Midstream Corp.	7,488	72,708
Antero Resources Corp.(1)	5,381	94,490
APA Corp.	2,072	53,395
Arch Resources, Inc.(2)	685	53,081
Berry Corp.	885	7,204
Brigham Minerals, Inc., Class A	1,200	24,912
California Resources Corp.	1,893	73,960
Callon Petroleum Co.(1)	1,991	101,222
Centennial Resource Development, Inc., Class A(1)	6,196	38,601

Cheniere Energy, Inc.	1,998	209,410
Chesapeake Energy Corp.	2,498	148,731
Chevron Corp.	18,191	2,053,218
Civitas Resources, Inc.	2,198	112,340
Clean Energy Fuels Corp.(1)	3,357	24,070
CNX Resources Corp.(1)	4,061	55,392
Comstock Resources, Inc.(1)	4,528	36,632
ConocoPhillips	20,597	1,444,468
CONSOL Energy, Inc.(1)	1,572	34,505
Continental Resources, Inc.	1,968	87,261
Coterra Energy, Inc.	15,977	320,818
CVR Energy, Inc.	721	11,255
Delek US Holdings, Inc.(1)	270	4,234
Denbury, Inc.(1)	1,065	84,795
Devon Energy Corp.	18,156	763,641
DHT Holdings, Inc.	4,534	25,164
Diamondback Energy, Inc.	4,702	501,844
Dorian LPG Ltd.	391	4,813
DTE Midstream LLC(1)	2,211	101,419
Earthstone Energy, Inc., Class A(1)	1,758	17,967
EnLink Midstream LLC(1)	8,756	57,002
EOG Resources, Inc.	9,924	863,388
EQT Corp.(1)	3,836	74,534
Equitrans Midstream Corp.	14,298	137,547
Exxon Mobil Corp.	39,549	2,366,612
Gevo, Inc.(1)	2,230	12,823
Goodrich Petroleum Corp.(1)	430	9,890
Green Plains, Inc.(1)	925	35,751
Hess Corp.	6,675	497,421
Hess Midstream LP, Class A	276	6,834
HollyFrontier Corp.	3,096	100,063
International Seaways, Inc.	562	8,205
Kimbell Royalty Partners LP	503	7,032
Kinder Morgan, Inc.	19,417	300,187
Kosmos Energy Ltd.(1)	19,076	69,818
Laredo Petroleum, Inc.(1)	728	42,879
Magnolia Oil & Gas Corp., Class A	6,667	126,473
Marathon Oil Corp.	17,124	265,251
Marathon Petroleum Corp.	8,097	492,702
Matador Resources Co.	4,136	162,421
Murphy Oil Corp.	5,180	137,684
New Fortress Energy, Inc.(2)	738	18,369
Nordic American Tankers Ltd.	931	1,843
Oasis Petroleum, Inc.	478	57,312
Occidental Petroleum Corp.	22,369	663,241
ONEOK, Inc.	10,001	598,460
Ovintiv, Inc.	5,391	187,391
Par Pacific Holdings, Inc.(1)	624	8,449
PBF Energy, Inc., Class A(1)	3,511	43,993
PDC Energy, Inc.	3,359	169,394
Peabody Energy Corp.(1)	1,451	14,452
Phillips 66	5,609	387,975
Pioneer Natural Resources Co.	3,395	605,396
Plains GP Holdings LP, Class A(1)	4,256	42,560
Range Resources Corp.(1)	9,615	188,069

Ranger Oil Corp., Class A(1)	1,332	35,857
Rattler Midstream LP	462	4,920
Renewable Energy Group, Inc.(1)	662	31,630
REX American Resources Corp.(1)	45	4,095
Ring Energy, Inc.(1)(2)	2,236	5,165
SandRidge Energy, Inc.(1)	1,448	15,392
Scorpio Tankers, Inc.	628	8,735
SFL Corp. Ltd.	2,439	20,341
SilverBow Resources, Inc.(1)	331	7,802
SM Energy Co.	5,104	148,016
Southwestern Energy Co.(1)	17,782	79,663
Talos Energy, Inc.(1)	1,408	14,038
Targa Resources Corp.	3,209	165,681
Teekay Tankers Ltd., Class A(1)	1,161	13,038
Tellurian, Inc.(1)	8,156	26,589
Texas Pacific Land Corp.	50	60,439
Uranium Energy Corp.(1)	1,959	7,679
Valero Energy Corp.	4,682	313,413
Viper Energy Partners LP	1,359	29,300
Whiting Petroleum Corp.(1)	1,736	112,302
Williams Cos., Inc. (The)	11,525	308,755
World Fuel Services Corp.	1,606	40,134
		16,779,889
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	526	21,172
Glatfelter Corp.	1,507	24,820
Louisiana-Pacific Corp.	2,789	182,261
Mercer International, Inc.	1,193	12,765
Neenah, Inc.	237	11,018
Schweitzer-Mauduit International, Inc.	342	9,815
Sylvamo Corp.(1)	221	6,692
Verso Corp., Class A	1,063	22,472
		291,015
Personal Products — 0.2%
Beauty Health Co. (The)(1)	788	20,456
BellRing Brands, Inc., Class A(1)	86	1,851
Coty, Inc., Class A(1)	226	2,199
Edgewell Personal Care Co.	654	27,769
elf Beauty, Inc.(1)	178	5,361
Estee Lauder Cos., Inc. (The), Class A	1,364	452,944
Herbalife Nutrition Ltd.(1)	446	16,663
Inter Parfums, Inc.	293	25,734
Medifast, Inc.	286	58,842
Nu Skin Enterprises, Inc., Class A	1,030	45,196
USANA Health Sciences, Inc.(1)	309	30,813
		687,828
Pharmaceuticals — 3.3%
Aclaris Therapeutics, Inc.(1)	217	2,778
Amneal Pharmaceuticals, Inc.(1)	658	2,750
Amphastar Pharmaceuticals, Inc.(1)	912	17,839
Antares Pharma, Inc.(1)	1,247	4,028
Arvinas, Inc.(1)	187	14,139
AstraZeneca plc, ADR	3,301	180,994
Atea Pharmaceuticals, Inc.(1)	3,630	29,367
Athira Pharma, Inc.(1)	282	3,801

BioDelivery Sciences International, Inc.(1)	2,823	7,848
Bristol-Myers Squibb Co.	12,397	664,851
Catalent, Inc.(1)	1,264	162,626
Collegium Pharmaceutical, Inc.(1)	1,077	18,934
Corcept Therapeutics, Inc.(1)	1,017	21,357
Elanco Animal Health, Inc.(1)	2,049	58,888
Eli Lilly & Co.	5,481	1,359,507
Endo International plc(1)	569	3,186
Harrow Health, Inc.(1)	610	6,100
Innoviva, Inc.(1)	2,990	49,993
Intra-Cellular Therapies, Inc.(1)	875	35,420
Jazz Pharmaceuticals plc(1)	639	76,597
Johnson & Johnson	16,686	2,601,848
Lannett Co., Inc.(1)	110	172
Merck & Co., Inc.	24,356	1,824,508
Nektar Therapeutics(1)	1,106	12,454
Nuvation Bio, Inc.(1)	2,146	19,250
Ocular Therapeutix, Inc.(1)(2)	278	1,901
Omeros Corp.(1)(2)	262	1,886
Organon & Co.	1,514	44,254
Pacira BioSciences, Inc.(1)	243	12,787
Perrigo Co. plc	1,973	72,429
Pfizer, Inc.	47,814	2,569,046
Phibro Animal Health Corp., Class A	349	6,837
Pliant Therapeutics, Inc.(1)(2)	173	2,453
Prestige Consumer Healthcare, Inc.(1)	1,185	66,301
Reata Pharmaceuticals, Inc., Class A(1)	1	86
Revance Therapeutics, Inc.(1)	61	834
Royalty Pharma plc, Class A	982	39,054
SIGA Technologies, Inc.(1)	1,140	9,302
Supernus Pharmaceuticals, Inc.(1)	1,246	37,343
Theravance Biopharma, Inc.(1)	88	739
Viatris, Inc.	2,171	26,725
Zoetis, Inc.	3,630	806,005
Zogenix, Inc.(1)	21	236
		10,877,453
Professional Services — 0.6%
Acacia Research Corp.(1)	2,587	12,676
ASGN, Inc.(1)	367	44,657
Barrett Business Services, Inc.	192	13,553
Booz Allen Hamilton Holding Corp.	1,101	92,418
CACI International, Inc., Class A(1)	73	18,938
CBIZ, Inc.(1)	150	5,405
Clarivate plc(1)	3,074	71,747
CoStar Group, Inc.(1)	2,261	175,815
CRA International, Inc.	224	20,624
Dun & Bradstreet Holdings, Inc.(1)	380	7,220
Equifax, Inc.	584	162,732
Exponent, Inc.	542	63,143
Franklin Covey Co.(1)	585	25,728
FTI Consulting, Inc.(1)	197	28,780
Heidrick & Struggles International, Inc.	632	27,283
ICF International, Inc.	43	4,160
IHS Markit Ltd.	939	120,023
Insperity, Inc.	780	90,277

Jacobs Engineering Group, Inc.	365	52,034
KBR, Inc.	1,649	72,556
Kelly Services, Inc., Class A	331	5,581
Kforce, Inc.	640	49,043
Korn Ferry	873	63,502
Leidos Holdings, Inc.	263	23,120
ManpowerGroup, Inc.	674	60,411
ManTech International Corp., Class A	361	24,530
Nielsen Holdings plc	1,070	20,501
Resources Connection, Inc.	350	6,013
Robert Half International, Inc.	3,122	347,073
Science Applications International Corp.	73	6,124
TransUnion	796	88,507
TriNet Group, Inc.(1)	1,228	123,168
TrueBlue, Inc.(1)	728	18,943
Upwork, Inc.(1)	127	4,732
Verisk Analytics, Inc.	840	188,891
		2,139,908
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	3,938	376,355
Cushman & Wakefield plc(1)	257	4,544
eXp World Holdings, Inc.	176	6,461
FRP Holdings, Inc.(1)	20	1,173
Howard Hughes Corp. (The)(1)	629	51,572
Jones Lang LaSalle, Inc.(1)	540	126,851
Kennedy-Wilson Holdings, Inc.	1,948	42,252
Marcus & Millichap, Inc.(1)	628	26,910
Newmark Group, Inc., Class A	1,695	27,222
Opendoor Technologies, Inc.(1)	7,410	117,374
RE/MAX Holdings, Inc., Class A	151	4,151
Realogy Holdings Corp.(1)	297	4,511
Redfin Corp.(1)	809	32,918
St. Joe Co. (The)	509	24,437
Zillow Group, Inc., Class A(1)	82	4,437
Zillow Group, Inc., Class C(1)	295	16,010
		867,178
Road and Rail — 1.9%
AMERCO	231	162,753
ArcBest Corp.	790	81,433
Avis Budget Group, Inc.(1)	44	12,082
Covenant Logistics Group, Inc.(1)	651	16,320
CSX Corp.	31,070	1,076,886
Daseke, Inc.(1)	1,443	13,925
Heartland Express, Inc.	810	13,559
J.B. Hunt Transport Services, Inc.	1,971	376,776
Kansas City Southern	1,453	422,605
Knight-Swift Transportation Holdings, Inc.	2,111	120,855
Landstar System, Inc.	831	140,065
Lyft, Inc., Class A(1)	1,303	52,915
Marten Transport Ltd.	1,066	17,141
Norfolk Southern Corp.	2,566	680,683
Old Dominion Freight Line, Inc.	1,919	681,571
PAM Transportation Services, Inc.(1)	68	4,406
Ryder System, Inc.	1,723	143,147
Saia, Inc.(1)	682	225,865

Schneider National, Inc., Class B	1,407	34,612
TuSimple Holdings, Inc., Class A(1)	1,726	69,023
Uber Technologies, Inc.(1)	5,594	212,572
Union Pacific Corp.	7,512	1,770,128
US Xpress Enterprises, Inc., Class A(1)	274	2,154
Werner Enterprises, Inc.	1,271	57,335
XPO Logistics, Inc.(1)	879	63,675
		6,452,486
Semiconductors and Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	11,110	1,759,491
Allegro MicroSystems, Inc.(1)	1,211	37,820
Alpha & Omega Semiconductor Ltd.(1)	236	11,592
Ambarella, Inc.(1)	356	63,909
Amkor Technology, Inc.	3,413	73,584
Analog Devices, Inc.	2,067	372,577
Applied Materials, Inc.	9,799	1,442,315
Axcelis Technologies, Inc.(1)	705	43,583
AXT, Inc.(1)	469	3,855
Broadcom, Inc.	1,228	679,919
Brooks Automation, Inc.	823	93,081
CEVA, Inc.(1)	78	3,440
Cirrus Logic, Inc.(1)	1,724	138,230
CMC Materials, Inc.	187	24,834
Cohu, Inc.(1)	570	18,793
Diodes, Inc.(1)	901	95,821
Enphase Energy, Inc.(1)	639	159,750
Entegris, Inc.	1,359	198,523
First Solar, Inc.(1)	1,628	168,661
FormFactor, Inc.(1)	1,211	50,765
Ichor Holdings Ltd.(1)	351	16,809
Intel Corp.	36,872	1,814,102
KLA Corp.	1,732	706,881
Kulicke & Soffa Industries, Inc.	1,145	66,021
Lam Research Corp.	1,298	882,445
Lattice Semiconductor Corp.(1)	701	53,227
MACOM Technology Solutions Holdings, Inc.(1)	105	7,551
MagnaChip Semiconductor Corp.(1)	601	10,866
Marvell Technology, Inc.	4,008	285,249
MaxLinear, Inc.(1)	539	36,291
Meta Materials, Inc.(1)(2)	2,719	9,979
Microchip Technology, Inc.	2,183	182,128
Micron Technology, Inc.	7,547	633,948
MKS Instruments, Inc.	512	77,906
Monolithic Power Systems, Inc.	313	173,233
NeoPhotonics Corp.(1)	423	6,502
NVIDIA Corp.	9,466	3,093,110
NXP Semiconductors NV	985	220,010
ON Semiconductor Corp.(1)	8,812	541,321
Onto Innovation, Inc.(1)	510	48,022
PDF Solutions, Inc.(1)	768	22,986
Photronics, Inc.(1)	1,830	24,174
Power Integrations, Inc.	882	88,226
Qorvo, Inc.(1)	1,536	224,609
QUALCOMM, Inc.	7,588	1,370,089
Rambus, Inc.(1)	1,432	38,521

Semtech Corp.(1)	543	46,519
Silicon Laboratories, Inc.(1)	561	110,107
SiTime Corp.(1)	38	11,342
Skyworks Solutions, Inc.	2,106	319,396
SMART Global Holdings, Inc.(1)	549	31,304
SolarEdge Technologies, Inc.(1)	301	98,656
SunPower Corp.(1)	635	18,193
Synaptics, Inc.(1)	892	251,758
Teradyne, Inc.	2,588	395,628
Texas Instruments, Inc.	9,492	1,825,976
Ultra Clean Holdings, Inc.(1)	942	51,631
Universal Display Corp.	310	44,345
Veeco Instruments, Inc.(1)	988	26,261
Wolfspeed, Inc.(1)	646	79,213
Xilinx, Inc.	2,151	491,396
		19,876,474
Software — 8.0%
8x8, Inc.(1)	141	3,039
A10 Networks, Inc.	1,937	29,869
ACI Worldwide, Inc.(1)	251	7,314
Adobe, Inc.(1)	2,013	1,348,408
Alarm.com Holdings, Inc.(1)	229	18,272
Alkami Technology, Inc.(1)	692	19,853
Altair Engineering, Inc., Class A(1)	262	19,506
Alteryx, Inc., Class A(1)	79	5,251
American Software, Inc., Class A	628	14,318
Anaplan, Inc.(1)	290	12,415
ANSYS, Inc.(1)	336	131,537
Appfolio, Inc., Class A(1)	540	65,065
Appian Corp.(1)	40	2,974
Asana, Inc., Class A(1)	238	24,740
Aspen Technology, Inc.(1)	644	93,399
Autodesk, Inc.(1)	1,532	389,419
Avalara, Inc.(1)	257	35,898
Avaya Holdings Corp.(1)	936	18,224
Bentley Systems, Inc., Class B	523	25,099
Bill.com Holdings, Inc.(1)	547	153,625
Black Knight, Inc.(1)	377	26,944
Blackbaud, Inc.(1)	48	3,622
Blackline, Inc.(1)	233	25,642
Bottomline Technologies de, Inc.(1)	113	5,067
Box, Inc., Class A(1)	1,329	31,112
C3.ai, Inc., Class A(1)(2)	297	10,977
Cadence Design Systems, Inc.(1)	2,267	402,302
CDK Global, Inc.	695	26,855
Ceridian HCM Holding, Inc.(1)	388	42,447
ChannelAdvisor Corp.(1)	197	4,927
Citrix Systems, Inc.	775	62,333
CommVault Systems, Inc.(1)	646	40,620
Consensus Cloud Solutions, Inc.(1)	69	4,322
Coupa Software, Inc.(1)	162	31,859
Crowdstrike Holdings, Inc., Class A(1)	1,182	256,659
Datadog, Inc., Class A(1)	734	130,865
Digital Turbine, Inc.(1)	1,458	77,361
DocuSign, Inc.(1)	1,998	492,227

Dolby Laboratories, Inc., Class A	512	42,706
Domo, Inc., Class B(1)	70	5,064
Dropbox, Inc., Class A(1)	1,553	38,219
Duck Creek Technologies, Inc.(1)	204	5,832
Dynatrace, Inc.(1)	454	28,534
E2open Parent Holdings, Inc.(1)	920	11,206
Elastic NV(1)	232	36,067
Envestnet, Inc.(1)	56	4,293
Fair Isaac Corp.(1)	220	77,689
Five9, Inc.(1)	84	11,956
Fortinet, Inc.(1)	1,785	592,816
Guidewire Software, Inc.(1)	731	85,045
HubSpot, Inc.(1)	150	121,036
Intelligent Systems Corp.(1)(2)	134	5,435
InterDigital, Inc.	562	38,165
Intuit, Inc.	1,093	712,964
Jamf Holding Corp.(1)	148	4,770
LivePerson, Inc.(1)	109	4,214
Mandiant, Inc.(1)	236	4,005
Manhattan Associates, Inc.(1)	966	150,851
Marathon Digital Holdings, Inc.(1)(2)	669	34,166
McAfee Corp., Class A	779	20,137
Microsoft Corp.	47,550	15,719,554
MicroStrategy, Inc., Class A(1)(2)	59	42,564
Mimecast Ltd.(1)	701	56,781
Mitek Systems, Inc.(1)	300	5,139
nCino, Inc.(1)	253	15,716
NCR Corp.(1)	943	36,683
New Relic, Inc.(1)	247	27,375
NortonLifeLock, Inc.	2,041	50,719
Nuance Communications, Inc.(1)	485	26,913
Nutanix, Inc., Class A(1)	878	29,167
OneSpan, Inc.(1)	120	2,051
Oracle Corp. (New York)	6,108	554,240
PagerDuty, Inc.(1)	480	17,016
Palantir Technologies, Inc., Class A(1)	6,821	140,854
Palo Alto Networks, Inc.(1)	870	475,838
Paycom Software, Inc.(1)	360	157,493
Paylocity Holding Corp.(1)	260	65,608
Pegasystems, Inc.	212	24,342
Procore Technologies, Inc.(1)	234	19,834
Progress Software Corp.	99	4,797
PTC, Inc.(1)	165	18,081
Q2 Holdings, Inc.(1)	48	3,854
Qualys, Inc.(1)	689	89,770
Rapid7, Inc.(1)	344	42,677
RingCentral, Inc., Class A(1)	153	33,045
SailPoint Technologies Holdings, Inc.(1)	179	9,414
salesforce.com, Inc.(1)	2,871	818,120
ServiceNow, Inc.(1)	901	583,578
ShotSpotter, Inc.(1)	76	2,669
Smartsheet, Inc., Class A(1)	581	37,184
Splunk, Inc.(1)	446	53,966
Sprout Social, Inc., Class A(1)	65	7,259
SPS Commerce, Inc.(1)	399	56,255

SS&C Technologies Holdings, Inc.	517	39,463
Sumo Logic, Inc.(1)	500	7,070
Synopsys, Inc.(1)	669	228,129
Tenable Holdings, Inc.(1)	482	23,811
Teradata Corp.(1)	2,037	88,446
Trade Desk, Inc. (The), Class A(1)	1,746	180,571
Tyler Technologies, Inc.(1)	156	80,961
Unity Software, Inc.(1)	612	105,503
Varonis Systems, Inc.(1)	808	41,862
Verint Systems, Inc.(1)	99	4,711
VirnetX Holding Corp.(1)(2)	637	1,911
VMware, Inc., Class A	763	89,073
Vonage Holdings Corp.(1)	279	5,753
Workday, Inc., Class A(1)	579	158,779
Xperi Holding Corp.	52	932
Zendesk, Inc.(1)	119	12,151
Zoom Video Communications, Inc., Class A(1)	605	127,903
Zscaler, Inc.(1)	240	83,273
		26,638,394
Specialty Retail — 3.5%
Aaron's Co., Inc. (The)	1,139	25,286
Abercrombie & Fitch Co., Class A(1)	1,633	58,788
Academy Sports & Outdoors, Inc.(1)	3,368	150,280
Advance Auto Parts, Inc.	1,645	363,084
America's Car-Mart, Inc.(1)	39	3,827
American Eagle Outfitters, Inc.(2)	2,570	66,537
Arko Corp.(1)	1,950	18,389
Asbury Automotive Group, Inc.(1)	791	129,439
AutoNation, Inc.(1)	1,703	210,917
AutoZone, Inc.(1)	58	105,390
Barnes & Noble Education, Inc.(1)	1,935	13,584
Bath & Body Works, Inc.	773	58,076
Bed Bath & Beyond, Inc.(1)	1,677	30,739
Best Buy Co., Inc.	4,874	520,836
Big 5 Sporting Goods Corp.(2)	321	7,617
Boot Barn Holdings, Inc.(1)	968	118,425
Buckle, Inc. (The)	785	36,926
Build-A-Bear Workshop, Inc.(1)	1,114	19,005
Burlington Stores, Inc.(1)	634	185,844
Caleres, Inc.	775	18,298
Camping World Holdings, Inc., Class A	462	20,263
CarMax, Inc.(1)	1,491	210,604
Carvana Co.(1)	155	43,465
Cato Corp. (The), Class A	608	10,002
Chico's FAS, Inc.(1)	3,603	20,645
Children's Place, Inc. (The)(1)	257	22,238
Citi Trends, Inc.(1)	310	26,288
Conn's, Inc.(1)	1,071	23,433
Container Store Group, Inc. (The)(1)	332	3,861
Designer Brands, Inc., Class A(1)	447	6,115
Dick's Sporting Goods, Inc.(2)	1,967	231,241
Express, Inc.(1)(2)	1,177	4,284
Five Below, Inc.(1)	1,347	274,034
Floor & Decor Holdings, Inc., Class A(1)	2,329	300,231
Foot Locker, Inc.	2,276	103,877

GameStop Corp., Class A(1)	36	7,064
Gap, Inc. (The)	4,484	74,121
Genesco, Inc.(1)	669	42,281
Group 1 Automotive, Inc.	636	123,861
Guess?, Inc.	583	13,147
Haverty Furniture Cos., Inc.	552	16,510
Hibbett, Inc.	424	33,051
Home Depot, Inc. (The)	6,055	2,425,694
Kirkland's, Inc.(1)(2)	193	4,167
Leslie's, Inc.(1)	228	4,779
Lithia Motors, Inc.	579	168,680
Lowe's Cos., Inc.	4,043	988,877
Lumber Liquidators Holdings, Inc.(1)	428	6,566
MarineMax, Inc.(1)	650	34,626
Monro, Inc.	56	3,137
Murphy USA, Inc.	902	156,344
National Vision Holdings, Inc.(1)	585	28,103
O'Reilly Automotive, Inc.(1)	527	336,310
ODP Corp. (The)(1)	983	37,118
Party City Holdco, Inc.(1)	635	3,493
Penske Automotive Group, Inc.	1,020	101,612
Rent-A-Center, Inc.	1,267	55,963
RH(1)	456	265,930
Ross Stores, Inc.	4,067	443,669
Sally Beauty Holdings, Inc.(1)	1,334	26,133
Shoe Carnival, Inc.	492	19,237
Signet Jewelers Ltd.	2,014	195,640
Sleep Number Corp.(1)	59	4,707
Sonic Automotive, Inc., Class A	922	41,407
Sportsman's Warehouse Holdings, Inc.(1)	796	13,556
Tilly's, Inc., Class A	712	10,694
TJX Cos., Inc. (The)	11,175	775,545
Tractor Supply Co.	2,541	572,564
TravelCenters of America, Inc.(1)	734	38,329
Ulta Beauty, Inc.(1)	1,432	549,816
Urban Outfitters, Inc.(1)	1,183	37,466
Victoria's Secret & Co.(1)	1,286	69,804
Vroom, Inc.(1)(2)	638	8,824
Williams-Sonoma, Inc.	1,747	340,385
Zumiez, Inc.(1)	354	16,199
		11,537,277
Technology Hardware, Storage and Peripherals — 4.9%
3D Systems Corp.(1)	827	18,839
Apple, Inc.	92,056	15,216,857
Avid Technology, Inc.(1)	259	8,304
Dell Technologies, Inc., Class C(1)	2,087	117,853
Diebold Nixdorf, Inc.(1)	309	2,506
Hewlett Packard Enterprise Co.	2,654	38,085
HP, Inc.	2,950	104,076
NetApp, Inc.	2,900	257,752
Pure Storage, Inc., Class A(1)	1,885	58,378
Seagate Technology Holdings plc	2,059	211,398
Stratasys Ltd.(1)	65	1,754
Super Micro Computer, Inc.(1)	867	35,894
Turtle Beach Corp.(1)	208	5,574

Western Digital Corp.(1)	1,057	61,137
Xerox Holdings Corp.	1,431	26,359
		16,164,766
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	3,645	215,857
Carter's, Inc.	1,203	121,539
Columbia Sportswear Co.	506	49,350
Crocs, Inc.(1)	1,816	297,860
Deckers Outdoor Corp.(1)	707	286,618
Fossil Group, Inc.(1)	764	9,130
G-III Apparel Group Ltd.(1)	663	19,651
Hanesbrands, Inc.	3,320	53,618
Kontoor Brands, Inc.	786	42,381
Lakeland Industries, Inc.(1)	124	2,373
Levi Strauss & Co., Class A	1,495	38,227
lululemon athletica, Inc.(1)	1,524	692,521
Movado Group, Inc.	613	27,505
NIKE, Inc., Class B	9,712	1,643,659
Oxford Industries, Inc.	572	54,649
PVH Corp.	1,967	210,036
Ralph Lauren Corp.	892	103,508
Rocky Brands, Inc.	110	3,908
Skechers USA, Inc., Class A(1)	1,833	82,339
Steven Madden Ltd.	1,100	52,195
Superior Group of Cos., Inc.	178	3,980
Tapestry, Inc.	5,209	208,985
Under Armour, Inc., Class A(1)	2,680	63,221
Under Armour, Inc., Class C(1)	2,940	59,006
Unifi, Inc.(1)	394	8,026
VF Corp.	2,662	190,945
Wolverine World Wide, Inc.	1,604	49,933
		4,591,020
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	1,381	78,178
Blue Foundry Bancorp(1)	1,039	15,138
Bridgewater Bancshares, Inc.(1)	288	4,922
Columbia Financial, Inc.(1)	962	17,547
Essent Group Ltd.	2,221	92,349
Federal Agricultural Mortgage Corp., Class C	285	34,690
Flagstar Bancorp, Inc.	1,880	87,495
FS Bancorp, Inc.	140	4,544
Hingham Institution For Savings (The)	30	11,718
Kearny Financial Corp.	988	12,558
Merchants Bancorp	265	12,087
MGIC Investment Corp.	7,538	106,286
Mr. Cooper Group, Inc.(1)	2,696	105,872
New York Community Bancorp, Inc.	8,455	101,291
NMI Holdings, Inc., Class A(1)	2,464	48,294
Northfield Bancorp, Inc.	1,268	21,366
Northwest Bancshares, Inc.	2,752	36,547
PennyMac Financial Services, Inc.	1,046	66,243
Premier Financial Corp.	1,015	29,841
Provident Financial Services, Inc.	1,325	31,191
Radian Group, Inc.	4,163	84,800
Southern Missouri Bancorp, Inc.	113	6,035

TFS Financial Corp.	302	5,436
TrustCo Bank Corp. NY	112	3,658
Walker & Dunlop, Inc.	1,145	161,090
Washington Federal, Inc.	1,392	45,226
Waterstone Financial, Inc.	1,058	21,954
WSFS Financial Corp.	1,021	50,764
		1,297,120
Trading Companies and Distributors — 0.8%
Air Lease Corp.	2,172	88,161
Applied Industrial Technologies, Inc.	796	75,652
Beacon Roofing Supply, Inc.(1)	542	27,051
BlueLinx Holdings, Inc.(1)	340	23,984
Boise Cascade Co.	921	59,708
DXP Enterprises, Inc.(1)	187	5,167
Fastenal Co.	8,539	505,253
GATX Corp.	931	91,703
Global Industrial Co.	719	28,803
GMS, Inc.(1)	887	49,557
H&E Equipment Services, Inc.	1,273	53,593
Herc Holdings, Inc.	1,057	180,166
Lawson Products, Inc.(1)	92	4,428
McGrath RentCorp	486	37,568
MRC Global, Inc.(1)	2,908	20,007
MSC Industrial Direct Co., Inc., Class A	722	56,821
NOW, Inc.(1)	3,177	26,560
Rush Enterprises, Inc., Class A	1,487	75,778
Rush Enterprises, Inc., Class B	295	14,390
SiteOne Landscape Supply, Inc.(1)	519	124,747
Textainer Group Holdings Ltd.(1)	1,559	50,933
Titan Machinery, Inc.(1)	997	33,140
Transcat, Inc.(1)	74	6,584
Triton International Ltd.	2,250	125,932
United Rentals, Inc.(1)	588	199,179
Univar Solutions, Inc.(1)	248	6,426
Veritiv Corp.(1)	461	58,104
W.W. Grainger, Inc.	698	336,024
Watsco, Inc.	365	106,839
WESCO International, Inc.(1)	504	62,562
Willis Lease Finance Corp.(1)	118	4,041
		2,538,861
Water Utilities†
American States Water Co.	389	36,636
American Water Works Co., Inc.	125	21,071
California Water Service Group	504	31,757
Essential Utilities, Inc.	555	26,235
		115,699
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	1,063	26,990
T-Mobile US, Inc.(1)	3,432	373,436
Telephone and Data Systems, Inc.	2,105	37,216
United States Cellular Corp.(1)	145	4,221
		441,863
TOTAL COMMON STOCKS (Cost $296,654,712)		329,708,042

TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,417,934)	3,417,934	3,417,934
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $687,215)	687,215	687,215
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $300,759,861)		333,813,191
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,945,847)
TOTAL NET ASSETS — 100.0%		$331,867,344

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	December 2021	$913,250	$(23,997)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,072,505. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,118,144, which includes securities collateral of $430,929.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.